                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724
                                                      --------

                    Oppenheimer Global Strategic Income Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/30/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                SHARES          VALUE
                                                             ------------   ------------
WHOLLY-OWNED SUBSIDIARY--0.0%
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.
(1,2) (Cost $1,500,000)                                            15,000   $  1,482,518

                                                              PRINCIPAL
                                                               AMOUNT
                                                             ------------
ASSET-BACKED SECURITIES--0.8%
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.254%, 5/25/34 (3)                                          $  4,647,879      3,917,962
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
0.394%, 9/25/36 (3)                                             1,509,595        443,771
Capital Auto Receivables Asset Trust 2007-1, Automobile
Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%,
9/17/12                                                           199,347        200,172
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
Certificates, Series 2003-2, Cl. 2A2, 0.854%, 2/25/33 (3)          23,548         21,757
Countrywide Home Loans, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.377%, 5/1/36 (3)                    1,385,267      1,064,240
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.414%, 6/25/47 (3)      9,051,766      8,003,951
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
Certificates:
Series 2005-G, Cl. 2A, 0.508%, 12/15/35 (3)                       452,365        249,079
Series 2006-H, Cl. 2A1A, 0.428%, 11/15/36 (3)                     176,078         49,515
DLJ Ltd., Collateralized Bond Obligations, Series 1A,
Cl. C2, 11.96%, 4/15/11 (4,5)                                  15,000,000            150
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                      1,945,000      1,971,349
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15 (6)                       2,710,000      2,715,187
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 0.656%,
8/15/25 (4,5)                                                   2,730,094             --
GMAC Mortgage Servicer Advance Funding Ltd.,
Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%,
2/15/23 (6)                                                     2,160,000      2,159,842
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A, Cl. D,
12.54%, 6/13/11 (4,5)                                           9,183,876             --
Green Tree Financial Corp., Manufactured Housing
Contract Sr. Sub. Pass-Through Certificates, Series
1997-5, Cl. M1, 6.95%, 5/15/29                                  5,000,000      4,636,669
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1,
9.01%, 6/1/31 (7)                                               1,411,388        228,304
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35             2,774,000      1,491,229
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term
Nts.:
Series 2007-1A, Cl. B, 2.152%, 8/15/22 (3,5)                   21,000,000     13,650,000
Series 2007-1A, Cl. C, 3.452%, 8/15/22 (3,5)                   17,780,000     11,201,400
Series 2007-1A, Cl. D, 5.452%, 8/15/22 (3,5)                   17,780,000     11,557,000
Madison Avenue CDO Ltd., Collateralized Debt
Obligations, Series 2A, Cl. C1, 2.787%, 3/24/14 (3,5,7)         4,365,314         43,653
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
0.394%, 8/25/36 (3)                                             5,226,889      1,592,994

                  1 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
NC Finance Trust, Collateralized Mtg. Obligation
Pass-Through Certificates, Series 1999-I, Cl. ECFD,
3.405%, 1/25/29 (4,5)                                        $  4,475,119   $    402,761
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3,
5.68%, 1/1/36                                                     933,289        808,237
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17 (5)                                                844,383        836,995
SLM Student Loan Trust, Student Loan Receivables, Series
2005-B, Cl. B, 0.946%, 6/15/39 (3)                              6,586,000      3,330,158
Terwin Mortgage Trust, Home Equity Asset-Backed
Securities, Series 2006-4SL, Cl. A1, 3.383%,
5/1/37 (3,6,7)                                                    451,775        237,798
                                                                            ------------
Total Asset-Backed Securities (Cost $125,277,562)                             70,814,173
MORTGAGE-BACKED OBLIGATIONS--19.8%
GOVERNMENT AGENCY--7.4%
FHLMC/FNMA/FHLB/SPONSORED--6.9%
Federal Home Loan Mortgage Corp.:
4.50%, 1/1/42 (8)                                              16,120,000     17,084,680
5%, 12/15/34                                                    2,453,663      2,641,992
5.50%, 9/1/39                                                   5,524,634      6,006,508
6%, 1/15/19-7/15/24                                             4,668,454      5,109,356
6.50%, 4/15/18-6/15/35                                          3,492,782      3,894,221
7%, 8/15/21-3/1/35                                              3,150,144      3,657,205
7.50%, 1/1/32-2/15/32                                           3,969,241      4,749,652
8.50%, 8/15/31                                                    235,361        288,783
10%, 5/15/20                                                      116,845        136,495
10.50%, 6/14/20                                                    76,438         92,400
11.50%, 11/14/16                                                   15,002         15,405
12%, 7/15/15-6/15/17                                               68,170         74,745
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                             3,491,676      3,983,901
Series 151, Cl. F, 9%, 5/15/21                                      7,722          8,837
Series 1590, Cl. IA, 1.363%, 10/15/23 (3)                       3,031,928      3,060,020
Series 1674, Cl. Z, 6.75%, 2/15/24                                161,003        182,367
Series 2006-11, Cl. PS, 23.49%, 3/25/36 (3)                     1,847,998      2,580,647
Series 2034, Cl. Z, 6.50%, 2/15/28                                 28,315         31,668
Series 2042, Cl. N, 6.50%, 3/15/28                                 39,470         45,743
Series 2043, Cl. ZP, 6.50%, 4/15/28                             2,880,369      3,303,257
Series 2053, Cl. Z, 6.50%, 4/15/28                                 27,411         30,657
Series 2116, Cl. ZA, 6%, 1/15/29                                1,883,157      2,122,155
Series 2122, Cl. F, 0.728%, 2/15/29 (3)                            78,452         78,583
Series 2279, Cl. PK, 6.50%, 1/15/31                                48,007         52,313
Series 2326, Cl. ZP, 6.50%, 6/15/31                               428,075        495,986
Series 2344, Cl. FP, 1.228%, 8/15/31 (3)                        1,094,156      1,109,953
Series 2368, Cl. PR, 6.50%, 10/15/31                               64,612         73,149
Series 2368, Cl. TG, 6%, 10/15/16                                 360,837        382,389
Series 2401, Cl. FA, 0.928%, 7/15/29 (3)                          147,593        148,995
Series 2412, Cl. GF, 1.228%, 2/15/32 (3)                        2,013,443      2,047,574
Series 2427, Cl. ZM, 6.50%, 3/15/32                             2,017,140      2,320,059
Series 2451, Cl. FD, 1.278%, 3/15/32 (3)                          760,041        773,774
Series 2453, Cl. BD, 6%, 5/15/17                                   86,968         92,744

                  2 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2461, Cl. PZ, 6.50%, 6/15/32                          $    290,512   $    329,735
Series 2464, Cl. FI, 1.278%, 2/15/32 (3)                          757,872        769,059
Series 2470, Cl. AF, 1.278%, 3/15/32 (3)                        1,226,257      1,258,473
Series 2470, Cl. LF, 1.278%, 2/15/32 (3)                          775,091        789,377
Series 2471, Cl. FD, 1.278%, 3/15/32 (3)                        1,162,100      1,182,052
Series 2475, Cl. FB, 1.278%, 2/15/32 (3)                        1,061,536      1,082,546
Series 2500, Cl. FD, 0.778%, 3/15/32 (3)                          325,938        327,539
Series 2517, Cl. GF, 1.278%, 2/15/32 (3)                          640,862        652,292
Series 2526, Cl. FE, 0.678%, 6/15/29 (3)                          369,555        370,855
Series 2551, Cl. FD, 0.678%, 1/15/33 (3)                          249,803        250,556
Series 2551, Cl. LF, 0.778%, 1/15/33 (3)                          114,814        115,325
Series 2676, Cl. KY, 5%, 9/15/23                                2,474,235      2,704,864
Series 2676, Cl. TF, 0.878%, 1/15/32 (3)                          177,557        177,583
Series 2915, Cl. GA, 4.50%, 12/1/21                               112,251        112,290
Series 2936, Cl. PE, 5%, 2/1/35                                 2,807,000      3,146,006
Series 3025, Cl. SJ, 23.73%, 8/15/35 (3)                        1,738,772      2,486,467
Series 3094, Cl. HS, 23.363%, 6/15/34 (3)                       1,007,741      1,364,432
Series 3822, Cl. JA, 5%, 6/1/40                                 3,898,185      4,221,530
Series 3848, Cl. WL, 4%, 4/1/40                                 2,848,343      3,010,695
Series 3917, Cl. BA, 4%, 6/1/38                                 4,945,951      5,176,788
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 12.564%, 4/1/27 (9)                           476,903         77,824
Series 192, Cl. IO, 12.279%, 2/1/28 (9)                           209,333         40,025
Series 2035, Cl. PE, 0.871%, 3/15/28 (9)                           57,303          9,473
Series 2049, Cl. PL, 23.287%, 4/15/28 (9)                         345,980         56,888
Series 205, Cl. IO, 11.934%, 9/1/29 (9)                         1,182,028        204,767
Series 206, Cl. IO, 19.456%, 12/1/29 (9)                          374,231         68,054
Series 207, Cl. IO, 37.381%, 4/1/30 (9)                           400,333         72,427
Series 2074, Cl. S, 60.832%, 7/17/28 (9)                          296,829         63,575
Series 2079, Cl. S, 72.008%, 7/17/28 (9)                          498,730        107,555
Series 214, Cl. IO, 32.166%, 6/1/31 (9)                           365,199         66,957
Series 2177, Cl. SB, 99.999%, 8/15/29 (9)                         312,146         75,603
Series 243, Cl. 6, 0.816%, 12/15/32 (9)                         1,255,538        228,060
Series 2526, Cl. SE, 38.041%, 6/15/29 (9)                         667,786        134,784
Series 2795, Cl. SH, 13.471%, 3/15/24 (9)                       4,614,076        596,464
Series 2802, Cl. AS, 64.056%, 4/15/33 (9)                       1,062,722         76,168
Series 2819, Cl. S, 49.896%, 6/15/34 (9)                        6,835,286      1,386,897
Series 2920, Cl. S, 63.517%, 1/15/35 (9)                        3,937,136        667,273
Series 3004, Cl. SB, 99.999%, 7/15/35 (9)                       7,222,243      1,111,518
Series 3110, Cl. SL, 34.197%, 2/15/26 (9)                       1,411,100        180,856
Series 3451, Cl. SB, 20.75%, 5/15/38 (9)                        4,449,544        530,374
Federal National Mortgage Assn.:
2.579%, 10/1/36 (3)                                            11,324,191     11,980,417
3.50%, 1/1/27 (8)                                              25,105,000     26,258,261
4%, 1/1/42 (8)                                                 41,335,000     43,434,045

                  3 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
4.50%, 1/1/27-1/1/42 (8)                                     $ 72,212,000   $ 76,891,786
5%, 2/25/18-12/25/21                                           18,677,714     20,183,952
5%, 1/1/42 (8)                                                 51,973,000     56,155,215
5.50%, 1/25/22-1/1/36                                           3,538,346      3,861,821
5.50%, 1/1/27-1/1/42 (8)                                       28,267,000     30,762,894
6%, 6/25/17-1/25/19                                               158,462        171,097
6%, 1/1/42 (8)                                                 16,295,000     17,944,874
6.50%, 4/25/18-1/1/34                                          11,193,137     12,791,033
7%, 11/1/17-9/25/34                                            17,096,566     19,821,699
7.50%, 2/25/27-3/25/33                                          6,813,095      8,121,949
8.50%, 7/1/32                                                      35,647         43,588
9.50%, 4/25/20-4/8/21                                              55,773         61,039
11%, 7/25/16-2/25/26                                              177,938        204,948
13%, 6/25/15                                                       32,171         35,898
15%, 5/9/13                                                         6,976          7,304
Federal National Mortgage Assn. Grantor Trust,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 62.634%, 12/25/41 (9)                  83,762,630        858,148
Trust 2001-T3, Cl. IO, 43.473%, 11/25/40 (9)                   10,595,608        224,773
Federal National Mortgage Assn., 15 yr.:
3%, 1/1/27 (8)                                                 46,480,000     48,012,385
4%, 1/1/27 (8)                                                  1,325,000      1,397,668
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                 164,281        189,590
Trust 1997-45, Cl. CD, 8%, 7/18/27                              1,117,796      1,322,897
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                            982,982      1,093,549
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                              46,800         53,419
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                          1,897,918      2,175,572
Trust 2001-19, Cl. Z, 6%, 5/1/31                                  954,306      1,074,297
Trust 2001-44, Cl. QC, 6%, 9/25/16                                188,056        200,725
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            277,618        322,391
Trust 2001-65, Cl. F, 0.894%, 11/25/31 (3)                      1,529,035      1,535,870
Trust 2001-69, Cl. PF, 1.294%, 12/25/31 (3)                     1,717,417      1,758,146
Trust 2001-80, Cl. ZB, 6%, 1/25/32                              1,982,896      2,234,050
Trust 2002-12, Cl. PG, 6%, 3/25/17                              1,085,475      1,174,001
Trust 2002-19, Cl. PE, 6%, 4/25/17                                563,835        601,660
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                           1,918,776      2,150,060
Trust 2002-29, Cl. F, 1.294%, 4/25/32 (3)                         834,278        853,909
Trust 2002-60, Cl. FH, 1.294%, 8/25/32 (3)                      1,632,776      1,664,088
Trust 2002-64, Cl. FJ, 1.294%, 4/25/32 (3)                        256,422        262,456
Trust 2002-68, Cl. FH, 0.785%, 10/18/32 (3)                       538,498        542,163
Trust 2002-81, Cl. FM, 0.794%, 12/25/32 (3)                       992,750        999,316
Trust 2002-84, Cl. FB, 1.294%, 12/25/32 (3)                       164,896        168,791
Trust 2002-9, Cl. PC, 6%, 3/25/17                               1,239,178      1,347,274
Trust 2003-11, Cl. FA, 1.294%, 9/25/32 (3)                        225,019        230,334
Trust 2003-116, Cl. FA, 0.694%, 11/25/33 (3)                      407,537        409,530
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                           5,556,000      6,186,253
Trust 2003-3, Cl. FM, 0.794%, 4/25/33 (3)                       1,003,025      1,008,405
Trust 2004-101, Cl. BG, 5%, 1/25/20                             4,315,923      4,623,042

                  4 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2004-9, Cl. AB, 4%, 7/1/17                             $  1,012,358   $  1,021,253
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                             1,167,900      1,353,743
Trust 2005-12, Cl. JC, 5%, 6/1/28                                 519,332        520,800
Trust 2005-22, Cl. EC, 5%, 10/1/28                                412,123        412,912
Trust 2005-25, Cl. PS, 26.868%, 4/25/35 (3)                       690,005      1,158,203
Trust 2005-30, Cl. CU, 5%, 4/1/29                                 443,838        446,317
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                           2,865,000      3,485,750
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                           2,909,610      3,040,054
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                           3,700,000      4,024,980
Trust 2006-46, Cl. SW, 23.123%, 6/25/36 (3)                     2,622,205      3,661,268
Trust 2007-42, Cl. A, 6%, 2/1/33                                3,404,289      3,567,917
Trust 2009-114, Cl. AC, 2.50%, 12/1/23                          1,191,115      1,221,857
Trust 2009-36, Cl. FA, 1.234%, 6/25/37 (3)                      3,401,856      3,444,333
Trust 2011-122, Cl. EC, 1.50%, 1/1/20                           3,475,782      3,491,716
Trust 2011-15, Cl. DA, 4%, 3/1/41                               3,490,794      3,694,985
Trust 2011-3, Cl. KA, 5%, 4/1/40                                2,763,543      2,995,056
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 37.072%, 11/18/31 (9)                    1,735,565        312,387
Trust 2001-63, Cl. SD, 20.381%, 12/18/31 (9)                       48,569          8,653
Trust 2001-68, Cl. SC, 13.304%, 11/25/31 (9)                       31,956          5,791
Trust 2001-81, Cl. S, 30.912%, 1/25/32 (9)                        449,978         88,985
Trust 2002-28, Cl. SA, 36.668%, 4/25/32 (9)                       346,327         64,203
Trust 2002-38, Cl. SO, 51.674%, 4/25/32 (9)                       344,944         62,876
Trust 2002-39, Cl. SD, 41.17%, 3/18/32 (9)                        536,679        107,463
Trust 2002-48, Cl. S, 32.86%, 7/25/32 (9)                         535,984        101,221
Trust 2002-52, Cl. SL, 34.804%, 9/25/32 (9)                       330,161         63,027
Trust 2002-53, Cl. SK, 39.787%, 4/25/32 (9)                       334,541         68,965
Trust 2002-56, Cl. SN, 34.947%, 7/25/32 (9)                       735,076        138,908
Trust 2002-65, Cl. SC, 64.006%, 6/25/26 (9)                     1,061,412        216,626
Trust 2002-77, Cl. IS, 46.215%, 12/18/32 (9)                      587,678        120,077
Trust 2002-77, Cl. SH, 40.74%, 12/18/32 (9)                       594,743        116,252
Trust 2002-89, Cl. S, 61.045%, 1/25/33 (9)                      3,624,809        754,678
Trust 2002-9, Cl. MS, 32.051%, 3/25/32 (9)                        634,848        123,101
Trust 2003-13, Cl. IO, 14.844%, 3/25/33 (9)                     2,665,402        462,314
Trust 2003-23, Cl. ES, 42.701%, 10/25/22 (9)                    6,566,586        483,366
Trust 2003-26, Cl. DI, 11.494%, 4/25/33 (9)                     1,577,788        261,027
Trust 2003-26, Cl. IK, 15.035%, 4/25/33 (9)                       276,503         45,744
Trust 2003-33, Cl. SP, 42.211%, 5/25/33 (9)                     2,082,050        339,703
Trust 2003-4, Cl. S, 36.419%, 2/25/33 (9)                       1,033,774        181,692
Trust 2003-46, Cl. IH, 0%, 6/1/23 (9,10)                          372,372         46,554
Trust 2004-56, Cl. SE, 16.088%, 10/25/33 (9)                    2,061,771        289,547
Trust 2005-14, Cl. SE, 38.183%, 3/25/35 (9)                     1,030,664        149,527
Trust 2005-40, Cl. SA, 61.626%, 5/25/35 (9)                     5,969,462      1,062,989
Trust 2005-40, Cl. SB, 70.724%, 5/25/35 (9)                     2,743,491        465,218
Trust 2005-71, Cl. SA, 61.718%, 8/25/25 (9)                     2,744,061        384,732
Trust 2006-129, Cl. SM, 28.812%, 1/25/37 (9)                    3,694,750        529,358

                  5 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2006-51, Cl. SA, 17.813%, 6/25/36 (9)                  $ 23,887,221   $  3,454,914
Trust 2006-60, Cl. DI, 37.131%, 4/25/35 (9)                     1,552,601        223,995
Trust 2006-90, Cl. SX, 95.959%, 9/25/36 (9)                     5,951,358      1,135,772
Trust 2007-77, Cl. SB, 56.307%, 12/25/31 (9)                    3,593,688        197,295
Trust 2007-88, Cl. XI, 33.746%, 6/25/37 (9)                    14,589,683      2,081,409
Trust 2008-55, Cl. SA, 24.213%, 7/25/38 (9)                     2,471,825        274,380
Trust 2011-84, Cl. IG, 4.92%, 8/1/13 (9)                       16,779,076        431,298
Trust 221, Cl. 2, 35.927%, 5/1/23 (9)                             512,815         93,859
Trust 247, Cl. 2, 25.176%, 10/1/23 (9)                            215,573         41,129
Trust 252, Cl. 2, 24.585%, 11/1/23 (9)                             59,587         10,950
Trust 254, Cl. 2, 11.524%, 1/1/24 (9)                             174,461         31,948
Trust 2682, Cl. TQ, 99.999%, 10/15/33 (9)                       2,428,718        451,536
Trust 2981, Cl. BS, 99.999%, 5/15/35 (9)                        4,348,960        784,996
Trust 301, Cl. 2, 0.859%, 4/1/29 (9)                              680,262        123,016
Trust 303, Cl. IO, 29.385%, 11/1/29 (9)                           466,454         83,780
Trust 313, Cl. 2, 12.247%, 6/1/31 (9)                           5,886,494      1,006,197
Trust 319, Cl. 2, 6.193%, 2/1/32 (9)                            1,924,274        348,326
Trust 321, Cl. 2, 4.951%, 4/1/32 (9)                            3,092,277        559,038
Trust 324, Cl. 2, 0%, 7/1/32 (9,10)                             1,339,346        238,458
Trust 328, Cl. 2, 0%, 12/1/32 (9,10)                            1,434,020        231,967
Trust 331, Cl. 5, 0.656%, 2/1/33 (9)                            2,644,918        446,795
Trust 332, Cl. 2, 0%, 3/1/33 (9,10)                             6,889,690        980,803
Trust 334, Cl. 10, 8.689%, 2/1/33 (9)                           2,248,758        376,503
Trust 334, Cl. 12, 1.673%, 2/1/33 (9)                           3,365,566        557,183
Trust 338, Cl. 2, 0%, 7/1/33 (9,10)                             7,821,617      1,084,531
Trust 339, Cl. 7, 3.824%, 7/1/33 (9)                            7,690,616      1,096,478
Trust 345, Cl. 9, 0%, 1/1/34 (9,10)                             2,622,403        339,363
Trust 351, Cl. 10, 1.544%, 4/1/34 (9)                             938,885        136,995
Trust 351, Cl. 8, 2.301%, 4/1/34 (9)                            1,553,115        228,937
Trust 356, Cl. 10, 0%, 6/1/35 (9,10)                            1,275,357        185,843
Trust 356, Cl. 12, 2.63%, 2/1/35 (9)                              628,124         91,566
Trust 362, Cl. 13, 3.965%, 8/1/35 (9)                              84,150         13,496
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 1992-2, Cl. IO, 21.703%, 9/15/22 (9)                     8,501,037        185,958
Series 1995-2B, Cl. 2IO, 22.149%, 6/15/25 (9)                     621,124         14,465
Series 1995-3, Cl. 1IO, 13.391%, 9/15/25 (9)                   20,446,402        106,589
                                                                            ------------
                                                                             577,612,697
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
1.625%, 7/1/27 (3)                                                  5,482          5,641
5%, 11/1/34                                                       739,764        785,122
7%, 1/29/28-2/8/30                                              1,155,717      1,348,165
8%, 1/29/28-9/29/28                                               564,492        623,393
11%, 11/8/19                                                        6,899          7,713
12%, 12/9/13-9/1/15                                                12,669         14,193

                  6 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
GNMA/GUARANTEED CONTINUED
12.50%, 12/29/13-11/29/15                                    $    235,646   $    240,915
13%, 10/30/15                                                     385,830        408,550
13.50%, 6/30/15                                                   467,783        488,857
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                             5,078,899      6,051,969
Series 2000-12, Cl. ZA, 8%, 2/16/30                             2,580,952      3,098,756
Series 2000-7, Cl. Z, 8%, 1/16/30                               2,402,163      2,884,097
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 68.40%, 7/16/28 (9)                     1,070,939        231,708
Series 1998-6, Cl. SA, 79.99%, 3/16/28 (9)                        628,113        133,243
Series 2007-17, Cl. AI, 21.009%, 4/16/37 (9)                    2,939,733        551,377
Series 2010-111, Cl. GI, 22.59%, 9/1/13 (9)                    43,597,503      1,168,570
                                                                            ------------
                                                                              18,042,269
OTHER AGENCY--0.3%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                         1,998,497      2,025,527
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                         3,855,000      4,075,878
Series 2010-C1, Cl. APT, 2.65%, 10/29/20                        4,381,681      4,585,185
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series
2010-R1, Cl. 1A, 0.724%, 10/7/20 (3)                            3,939,966      3,944,261
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.834%, 12/8/20 (3)                     1,244,803      1,249,857
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20                          3,112,274      3,160,918
                                                                            ------------
                                                                              19,041,626
NON-AGENCY--12.4%
COMMERCIAL--7.6%
Banc of America Commercial Mortgage Trust 2006-3,
Commercial Mtg. Pass-Through Certificates, Series
2006-3, Cl. AM, 5.858%, 7/10/44 (3)                            24,665,000     23,889,175
Banc of America Commercial Mortgage Trust 2006-5,
Commercial Mtg. Pass-Through Certificates, Series
2006-5, Cl. AM, 5.448%, 9/1/47                                 15,065,000     14,233,073
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series
2007-1, Cl. AMFX, 5.482%, 1/1/49                                8,000,000      7,494,284
Banc of America Commercial Mortgage Trust 2007-5,
Commercial Mtg. Pass-Through Certificates, Series
2007-5, Cl. AM, 5.772%, 2/1/51                                 27,490,000     26,029,735
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2007-3, Cl. AM, 5.622%, 6/1/49 (3)                      14,315,000     13,610,659
Series 2007-3, Cl. A4, 5.622%, 6/1/49 (3)                       1,810,000      1,948,523
Series 2008-1, Cl. AM, 6.249%, 2/10/51 (3)                      8,165,000      8,064,179
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.669%, 6/1/47 (3)      20,920,851     14,630,254

                  7 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
COMMERCIAL CONTINUED
Bear Stearns Commercial Mortgage Securities Trust
2006-PWR13, Commercial Mtg. Pass-Through Certificates,
Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41                    $ 24,370,000   $ 16,782,790
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17, Commercial Mtg. Pass-Through Certificates:
Series 2007-PWR17, Cl. AJ, 5.897%, 6/1/50 (3)                  27,600,000     18,502,005
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50                      13,340,000     13,229,491
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR18, Commercial Mtg. Pass-Through Certificates,
Series 2007-PWR18, Cl. AM, 6.084%, 6/13/50                      7,657,000      7,495,671
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series
1997-CTL1, 3.15%, 6/22/24 (6,9)                                   935,367         45,523
CD 2007-CD5 Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD5, Cl. AM, 6.139%,
11/1/44 (3)                                                     9,071,000      9,096,816
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                   8,181,758      7,810,466
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg.
Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1,
5.006%, 12/20/35 (3)                                              444,162        330,638
CHL Mortgage Pass-Through Trust 2007-J3, Mtg.
Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%,
7/1/37                                                         33,541,932     26,543,676
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM,
6.072%, 12/1/49 (3)                                            21,955,000     22,233,554
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49          3,190,000      3,396,446
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.713%, 6/1/39 (3)                                              4,210,000      4,436,854
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2011-LC1, Cl. E, 5.557%,
11/1/46 (3,6)                                                   9,405,000      7,776,703
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
Certificates, Series 2007-RS1, Cl. A2, 0.794%,
1/27/37 (3,5)                                                   3,525,060      1,603,902
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36        2,119,624      1,161,137
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.858%,
9/1/20 (6,9)                                                   21,475,156      1,613,987
DLJ Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 1997-CF2, Cl. B30C, 6.99%,
10/15/30 (3,5)                                                 27,684,851      4,897,450
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                               2,005,935      1,315,986
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
5.857%, 11/1/37 (3)                                             8,942,924      5,458,864

                  8 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
COMMERCIAL CONTINUED
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F,
6.97%, 5/15/30 (3)                                           $  2,000,000   $  1,962,004
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AJ, 5.882%,
7/10/38 (3)                                                    14,200,000      9,992,022
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates:
Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                      10,834,000     11,736,169
Series 2007-GG11, Cl. AM, 5.867%, 12/1/49                      24,450,000     21,785,060
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39           2,330,000      2,197,068
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2011-GC3, Cl. D, 5.543%, 3/1/44 (3,6)      11,396,000      8,917,940
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35           1,852,526      1,709,199
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.834%,
5/25/35 (3)                                                    22,649,010     15,422,107
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg.
Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
5.11%, 11/1/35 (3)                                              6,145,181      4,188,574
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                         8,605,000      9,257,900
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                       20,139,000     18,910,622
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                       30,690,000     17,983,266
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43                     12,893,000     12,653,874
Series 2008-C2, Cl. AM, 6.785%, 2/1/51 (3)                     17,340,000     15,524,207
JPMorgan Chase Commercial Mortgage Securities Trust
2006-CIBC16, Commercial Mtg. Pass-Through Certificates,
Series 2006-CIBC16, Cl. AJ, 5.623%, 5/1/45                      8,030,000      6,131,399
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Commercial Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.875%, 4/1/45 (3)                              440,000        454,665
JPMorgan Chase Commercial Mortgage Securities Trust
2007-CB19, Commercial Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.74%, 2/1/49 (3)                    25,504,000     24,292,866
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP11, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDP11, Cl. ASB, 5.817%, 6/1/49 (3)                  2,170,000      2,311,623
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 2.756%, 1/1/37 (3)       1,069,202        701,407
LB-UBS Commercial Mortgage Trust 2007-C2, Commercial
Mtg. Pass-Through Certificates, Series 2007-C2, Cl. AM,
5.493%, 2/11/40                                                 6,739,000      6,290,547
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A4, 5.858%, 7/11/40                         4,125,000      4,537,001

                  9 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
COMMERCIAL CONTINUED
Series 2007-C6, Cl. AM, 6.114%, 7/11/40                      $ 14,600,000   $ 13,745,374
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial
Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM,
6.145%, 4/11/41 (3)                                             6,930,000      6,732,252
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24 (6)                                                221,239        180,545
Lehman Structured Securities Corp., Mtg.-Backed
Security, 6%, 5/1/29                                            1,520,198        257,551
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34              2,323,108      2,384,653
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. AJ,
5.666%, 5/1/39 (3)                                             11,155,000      9,405,227
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg.
Pass-Through Certificates:
Series 2006-3, Cl. AM, 5.456%, 7/12/46                          3,602,000      3,616,691
Series 2006-3, Cl. AJ, 5.485%, 7/1/46                          15,255,000     11,561,048
Morgan Stanley Capital I Trust 2006-IQ12, Commercial
Mtg. Pass-Through Certificates, Series 2006-IQ12, Cl.
AJ, 5.399%, 12/1/43                                            27,580,000     16,760,835
Morgan Stanley Capital I Trust 2007-IQ15, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl.
AM, 5.879%, 6/1/49 (3)                                         24,430,000     23,098,712
Morgan Stanley Capital I Trust 2007-IQ16, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl.
AM, 6.108%, 12/1/49 (3)                                         7,833,000      7,694,395
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2005-QA4, Cl. A32,
3.187%, 4/25/35 (3)                                               307,448         39,378
Residential Asset Securitization Trust 2006-A12, Mtg.
Pass-Through Certificates, Series 2006-A12, Cl. 1A,
6.25%, 11/1/36                                                  1,883,193      1,258,373
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.801%, 2/1/37 (3)       18,456,748     11,760,141
Wachovia Bank Commercial Mortgage Trust 2006-C23,
Commercial Mtg. Pass-Through Certificates, Series
2006-C23, Cl. AJ, 5.515%, 1/1/45                               16,865,000     13,499,733
Wachovia Bank Commercial Mortgage Trust 2006-C25,
Commercial Mtg. Pass-Through Certificates, Series
2006-C25, Cl. AJ, 5.737%, 5/1/43 (3)                           15,780,000     13,583,755
Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates,
Series 2007-C33, Cl. A4, 5.899%, 2/1/51 (3)                    16,020,000     17,413,860
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR15, Cl.
1A, 1.048%, 11/1/46 (3)                                         3,144,012      1,747,687
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust,
Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A,
2.526%, 4/1/47 (3)                                              2,199,395      1,093,834
Wells Fargo Mortgage-Backed Securities 2004-W Trust,
Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2,
2.608%, 11/1/34 (3)                                             2,305,472        121,639

                 10 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR1, Cl.
1A1, 2.719%, 2/1/35 (3)                                      $  9,959,518   $  8,781,601
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4,
5.777%, 4/1/37 (3)                                              8,907,352      7,197,060
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series
2011-C3, Cl. XA, 7.982%, 3/1/44 (9)                            25,379,136      2,254,391
                                                                            ------------
                                                                             634,780,096
MULTIFAMILY--0.7%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ,
5.766%, 5/1/45 (3)                                             10,705,000      7,981,525
Citigroup Commercial Mortgage Trust 2006-C5, Commercial
Mtg. Pass-Through Certificates, Series 2006-C5, Cl. AJ,
5.482%, 10/1/49                                                16,525,000     13,584,228
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A,
5.672%, 6/1/36 (3)                                             22,797,899     18,603,792
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.259%, 5/1/37 (3)     17,420,260     14,096,370
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR15, Cl.
1A2, 5.036%, 9/1/35 (3)                                         1,602,976      1,387,828
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 2.689%, 3/25/36 (3)                                        4,763,275      3,808,931
                                                                            ------------
                                                                              59,462,674
OTHER--0.1%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39           8,605,000      9,349,302
RESIDENTIAL--4.0%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM,
5.791%, 2/1/51 (3)                                             23,790,000     22,605,651
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.544%, 5/1/36 (3)        7,545,000      6,686,089
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 12A2, 2.741%, 5/1/34 (3)       7,989,335      6,437,494
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through
Certificates, Series 2004-9, Cl. 23A1, 3.372%, 11/1/34 (3)      2,407,329      2,280,967
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
2.744%, 2/1/37 (3)                                              2,916,699      2,861,521
CHL Mortgage Pass-Through Trust 2005-24, Mtg.
Pass-Through Certificates, Series 2005-24, Cl. A35,
5.50%, 11/1/35                                                    874,075        870,604
CHL Mortgage Pass-Through Trust 2005-26, Mtg.
Pass-Through Certificates, Series 2005-26, Cl. 1A8,
5.50%, 11/1/35                                                  5,986,349      5,125,252

                 11 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   ------------
RESIDENTIAL CONTINUED
CHL Mortgage Pass-Through Trust 2005-29, Mtg.
Pass-Through Certificates, Series 2005-29, Cl. A1,
5.75%, 12/1/35                                               $ 21,488,698   $ 18,026,074
CHL Mortgage Pass-Through Trust 2005-30, Mtg.
Pass-Through Certificates, Series 2005-30, Cl. A5,
5.50%, 1/1/36                                                   5,772,541      5,550,188
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl. A7,
5.50%, 11/1/35                                                  5,015,496      4,855,625
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                          1,274,938      1,213,039
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
2.965%, 6/1/47 (3)                                              5,641,686      3,651,923
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg.
Pass-Through Certificates, Series 2005-2, Cl. 1A3,
4.051%, 5/1/35 (3)                                              6,417,779      5,332,257
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg.
Pass-Through Certificates, Series 2005-3, Cl. 2A4,
5.058%, 8/1/35 (3)                                             12,805,023      8,555,561
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 1A2,
2.809%, 3/1/36 (3)                                             15,520,431     11,495,091
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49       23,105,000     20,241,667
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                         4,017,020      3,775,483
Countrywide Alternative Loan Trust 2006-43CB, Mtg.
Pass-Through Certificates, Series 2006-43CB, Cl.1A10,
6%, 2/1/37                                                     26,449,781     16,484,033
Countrywide Alternative Loan Trust 2007-19, Mtg.
Pass-Through Certificates, Series 2007-19, Cl. 1A4, 6%,
8/1/37                                                         10,027,445      6,901,379
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.774%, 5/1/34 (3)        7,907,629      6,332,058
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through
Certificates, Series 2005-AR6, Cl. 1A4, 2.722%, 9/1/35 (3)     16,881,266     15,353,022
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 4A1, 5.195%, 11/1/35 (3)     5,528,020      4,089,331
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36               2,057,437      2,002,605
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
Pass-Through Certificates, Series 2006-S4, Cl. A6,
5.71%, 12/1/36                                                  5,693,303      4,893,428
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through
Certificates, Series 2007-A1, Cl. 7A1, 4.599%, 7/1/35 (3)       7,599,615      6,321,242
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM,
6.005%, 9/11/45 (3)                                            27,890,000     26,360,415
Lehman Mortgage Trust, Mtg. Pass-Through Certificates,
Series 2006-1, Cl. 1A3, 5.50%, 2/1/36                           1,352,668        787,432
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg.
Pass-Through Certificates, Series 2006-2, Cl. 1A1,
2.683%, 4/1/36 (3)                                              5,522,713      4,002,161
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1,
2.375%, 10/25/36 (3)                                            7,562,849      6,824,288
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through
Certificates, Series 2005-A1, Cl. 2A1, 2.603%, 12/25/34 (3)       332,519        318,394

                 12 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                             ------------   --------------
RESIDENTIAL CONTINUED
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                               $     21,995   $       22,825
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates:
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                            167,081           94,853
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                          6,529,631        3,706,917
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                  3,040,845        1,783,132
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1,
5.50%, 12/1/35                                                  9,218,281        7,475,644
Residential Asset Securitization Trust 2005-A15, Mtg.
Pass-Through Certificates, Series 2005-A15, Cl. 1A4,
5.75%, 2/1/36                                                  14,424,098       11,181,388
Residential Asset Securitization Trust 2005-A6CB, Mtg.
Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%,
6/1/35                                                         12,102,796        9,968,777
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR12, Cl.
1A8, 2.482%, 10/1/35 (3)                                        6,388,307        5,079,400
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
1A2, 5.836%, 9/1/36 (3)                                         2,757,308        1,859,165
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 2.61%, 2/1/37 (3)                    36,507,279       24,271,864
Series 2007-HY1, Cl. 5A1, 5.183%, 2/1/37 (3)                   22,279,666       16,043,587
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
3A1, 5.467%, 5/1/37 (3)                                         4,111,309        3,433,142
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.278%, 6/25/37 (3)                                        9,868,916        6,777,014
WaMu Mortgage Pass-Through Certificates, Mtg.
Pass-Through Certificates, Series 2006-AR18, Cl. 3A1,
5.094%, 1/1/37 (3)                                              3,331,925        2,425,841
Wells Fargo Mortgage-Backed Securities 2005-9 Trust,
Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6,
5.25%, 10/25/35                                                 2,235,472        2,150,251
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl.
1A2, 5.667%, 10/1/36 (3)                                        9,306,456        7,821,332
                                                                            --------------
                                                                               334,329,406
                                                                            --------------
Total Mortgage-Backed Obligations (Cost $1,772,231,630)                      1,652,618,070
U.S. GOVERNMENT OBLIGATIONS--5.0%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12 (11)                                           69,170,000       69,532,174
2%, 8/25/16                                                     4,140,000        4,311,740
2.50%, 5/27/16                                                  5,880,000        6,236,475
5%, 2/16/17                                                    22,895,000       27,067,522
5.50%, 7/18/16                                                  6,710,000        8,013,223

                 13 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT              VALUE
                                                           -------------------   ---------------
Federal National Mortgage Assn. Nts.:
1.125%, 7/30/12                                            $   63,790,000        $    64,141,802
2.375%, 4/11/16                                                10,200,000             10,792,222
4.375%, 10/15/15                                               10,660,000             12,058,805
4.875%, 12/15/16                                                6,610,000              7,797,936
5%, 3/15/16                                                     6,670,000              7,783,203
5.375%, 7/15/16-6/12/17                                        22,589,000             27,195,304
U.S. Treasury Bills, 0.035%, 3/8/12 (11,12)                    30,000,000             29,999,190
U.S. Treasury Nts.:
0.875%, 11/30/16 (12)                                          86,000,000             86,288,960
2%, 11/15/21 (11)                                              47,000,000             47,521,418
STRIPS, 0.891%, 8/15/16 (13)                                   11,000,000             10,587,313
                                                                                 ---------------
Total U.S. Government Obligations (Cost $413,592,136)                                419,327,287
FOREIGN GOVERNMENT OBLIGATIONS--21.5%
ARGENTINA--0.5%
Argentina (Republic of) Bonds:
2.50%, 12/31/38 (3)                                            15,875,000              5,635,625
7%, 10/3/15                                                    23,780,000             21,888,272
Argentina (Republic of) Sr. Unsec. Bonds, Series X, 7%,
4/17/17                                                        14,435,000             12,134,221
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts.,
10.875%, 1/26/21 (6)                                            5,985,000              4,563,563
                                                                                 ---------------
                                                                                      44,221,681
AUSTRALIA--0.3%
New South Wales, Treasury Corp., Series 22, 6%, 3/1/22          1,725,000  AUD         1,950,520
Queensland Treasury Corp.:
Series 20, 6.25%, 2/21/20                                       8,420,000  AUD         9,328,510
Series 22, 6%, 7/21/22                                          4,930,000  AUD         5,361,447
Series 24, 5.75%, 7/22/24                                       2,960,000  AUD         3,141,307
Victoria Treasury Corp., Series 1224, 5.50%, 12/17/24           5,060,000  AUD         5,511,566
                                                                                 ---------------
                                                                                      25,293,350
AUSTRIA--0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19 (6)                 4,265,000  EUR         6,093,173
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1,
3.50%, 9/15/21 (6)                                              3,285,000  EUR         4,474,092
                                                                                 ---------------
                                                                                      10,567,265
BELGIUM--0.2%
Belgium (Kingdom of) Bonds, Series 52, 4%, 3/28/18              6,615,000  EUR         8,790,549
Belgium (Kingdom of) Sr. Bonds, Series 40, 5.50%, 9/28/17         645,000  EUR           914,036
Belgium (Kingdom of) Treasury Bills, 0.543%, 1/19/12 (13)       3,725,000  EUR         4,822,541
                                                                                 ---------------
                                                                                      14,527,126
BRAZIL--3.0%
Brazil (Federative Republic of) Nota Do Tesouro Nacional
Nts.:
9.762%, 1/1/17                                                315,812,000  BRR       162,659,476
9.762%, 1/1/21                                                 94,893,000  BRR        47,328,218
Series NTNB, 12.20%, 8/15/50 (14)                              12,740,000  BRR        15,575,551

                 14 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
Series NTNB, 12.322%, 5/15/15 (14)                             22,425,000  BRR   $    26,045,581
                                                                                 ---------------
                                                                                     251,608,826
CANADA--0.1%
Canada (Government of) Nts.:
3.75%, 6/1/19                                                   5,345,000  CAD         6,004,816
4%, 6/1/17                                                      4,630,000  CAD         5,164,558
                                                                                 ---------------
                                                                                      11,169,374
COLOMBIA--0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 (6)        9,872,000,000  COP         7,007,414
Colombia (Republic of) Bonds:
4.375%, 7/12/21                                                 8,100,000              8,748,000
7.375%, 9/18/37                                                 2,670,000              3,771,375
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41       15,705,000             19,474,200
                                                                                 ---------------
                                                                                      39,000,989
DENMARK--0.0%
Denmark (Kingdom of) Bonds, 4%, 11/15/19                       16,080,000  DKK         3,353,693
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, 7.50%, 5/6/21 (6)                     7,015,000              6,927,313
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%,
9/15/17                                                         1,595,000  EUR         2,299,874
FRANCE--0.2%
France (Republic of) Bonds:
3.25%, 10/25/21                                                 4,665,000  EUR         6,077,982
3.75% 10/25/19                                                  2,795,000  EUR         3,855,374
4%, 4/25/60                                                     1,485,000  EUR         2,032,871
4.50%, 4/25/41                                                  3,205,000  EUR         4,753,749
                                                                                 ---------------
                                                                                      16,719,976
GERMANY--0.3%
Germany (Federal Republic of) Bonds:
2.50%, 1/4/21                                                   2,685,000  EUR         3,710,422
3.50%, 7/4/19                                                   4,655,000  EUR         6,892,780
Series 157, 2.25%, 4/10/15                                      7,495,000  EUR        10,269,484
                                                                                 ---------------
                                                                                      20,872,686
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 (6)                   5,625,000              6,187,500
GREECE--0.0%
Hellenic Republic Sr. Unsec. Unsub. Bonds, 30 yr.,
4.50%, 9/20/37                                                  4,685,000  EUR         1,249,091
HUNGARY--0.8%
Hungary (Republic of) Bonds:
Series 12/B, 7.25%, 6/12/12                                 1,961,000,000  HUF         8,000,811
Series 19/A, 6.50%, 6/24/19                                 2,423,000,000  HUF         8,226,732
Series 20/A, 7.50%, 11/12/20                                3,071,000,000  HUF        10,928,200
Hungary (Republic of) Sr. Unsec. Bonds:
4.50%, 1/29/14                                                  7,930,000  EUR         9,377,650
7.625%, 3/29/41                                                 5,600,000              4,984,000
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18           6,335,000  EUR         6,910,984

                 15 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%,
3/29/21                                                    $   15,835,000        $    14,251,500
Hungary (Republic of) Treasury Bills, 6.103%,
1/11/12 (13)                                                  217,000,000  HUF           891,170
                                                                                 ---------------
                                                                                      63,571,047
INDONESIA--0.7%
Indonesia (Republic of) Nts., 6.875%, 1/17/18 (6)              14,700,000             17,382,750
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%,
5/5/21 (6)                                                      3,240,000              3,483,000
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%,
1/17/38 (6)                                                    16,415,000             22,324,400
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625%
2/17/37 (6)                                                     4,985,000              6,081,700
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 (6)        8,815,000             12,781,750
                                                                                 ---------------
                                                                                      62,053,600
ISRAEL--0.1%
Israel (State of) Bonds:
Series 0312, 4%, 3/30/12                                       10,810,000  ILS         2,846,916
Series 0313, 5%, 3/31/13                                        7,215,000  ILS         1,947,404
                                                                                 ---------------
                                                                                       4,794,320
ITALY--0.5%
Italy (Republic of) Bonds:
3.142%, 9/15/26 (14)                                            4,445,000  EUR         4,512,670
4%, 9/1/20                                                      4,455,000  EUR         4,831,390
4.75%, 1/25/16                                                  3,150,000              2,936,691
5%, 9/1/40                                                      3,225,000  EUR         3,325,926
5.375%, 6/12/17                                                 1,575,000              1,460,268
Series EU, 2.575%, 10/15/17 (3)                                 3,155,000  EUR         3,140,373
Italy (Republic of) Nts., 4.22%, 3/1/14 (3)                       725,000  EUR           871,229
Italy (Republic of) Sr. Unsec. Bonds, 2.839%,
9/15/23 (14)                                                    8,260,000  EUR         8,878,226
Italy (Republic of) Treasury Bonds, 4.75%, 9/1/21               7,785,000  EUR         8,759,825
                                                                                 ---------------
                                                                                      38,716,598
IVORY COAST--0.0%
Ivory Coast (Republic of) Sr. Unsec. Bonds, 2.50%,
12/31/32 (4,6)                                                  1,540,000                777,700
JAPAN--2.0%
Japan Bonds, 20 yr., Series 112, 2.10%, 6/20/29             3,845,000,000  JPY        53,421,872
Japan Sr. Unsec. Unsub. Bonds:
2 yr., Series 304, 0.20%, 5/15/13                           1,675,000,000  JPY        21,784,597
5 yr., Series 96, 0.50%, 3/20/16                            4,743,000,000  JPY        62,141,742
10 yr., Series 307, 1.30%, 3/20/20                          2,440,000,000  JPY        33,079,800
                                                                                 ---------------
                                                                                     170,428,011
KOREA, REPUBLIC OF SOUTH--0.1%
Korea (Republic of) Sr. Unsec. Treasury Bonds:
Series 1406, 3.50%, 6/10/14                                 4,510,000,000  KRW         3,933,722
Series 1603, 4%, 3/10/16                                    5,544,000,000  KRW         4,921,782
                                                                                 ---------------
                                                                                       8,855,504
MALAYSIA--0.4%
Malaysia (Government of) Sr. Unsec. Bonds:
Series 1/06, 4.262%, 9/15/16                                    6,375,000  MYR         2,093,840

                 16 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
Series 0309, 2.711%, 2/14/12                                   78,240,000  MYR   $    24,673,910
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21 (6)               8,040,000              8,508,901
                                                                                 ---------------
                                                                                      35,276,651
MEXICO--2.2%
United Mexican States Bonds:
5.625%, 1/15/17                                                 4,995,000              5,769,225
Series M, 6.50%, 6/10/21 (3)                                  803,240,000  MXN        57,764,818
Series M20, 7.50%, 6/3/27 (3)                                 752,960,000  MXN        55,909,682
Series M10, 7.75%, 12/14/17 (3)                                40,380,000  MXN         3,178,120
Series M10, 8%, 12/17/15 (3)                                  166,910,000  MXN        13,062,175
Series M20, 8.50%, 5/31/29 (3)                                166,330,000  MXN        13,231,857
Series MI10, 9%, 12/20/12 (3)                                 112,400,000  MXN         8,390,649
Series M20, 10%, 12/5/24 (3)                                  296,430,000  MXN        27,377,402
United Mexican States Nts., 6.75%, 9/27/34                      2,350,000              3,072,625
                                                                                 ---------------
                                                                                     187,756,553
PANAMA--0.3%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                  4,715,000              5,457,613
8.875%, 9/30/27                                                 3,540,000              5,327,700
9.375%, 4/1/29                                                  3,595,000              5,734,025
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26              4,190,000              5,478,425
                                                                                 ---------------
                                                                                      21,997,763
PERU--0.4%
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20 (6)         79,130,000  PEN        33,533,043
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%,
11/18/50                                                        1,600,000              1,768,000
                                                                                 ---------------
                                                                                      35,301,043
PHILIPPINES--0.1%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds,
6.375%, 10/23/34                                                4,180,000              5,010,775
POLAND--1.4%
Poland (Republic of) Bonds:
5.25%, 10/25/20                                                52,640,000  PLZ        14,650,572
Series 0415, 5.50%, 4/25/15                                     6,235,000  PLZ         1,833,950
Series 0416, 5%, 4/25/16                                      196,950,000  PLZ        56,899,933
Series 1015, 6.25%, 10/24/15                                   62,500,000  PLZ        18,815,746
Series 1017, 5.25%, 10/25/17                                    3,370,000  PLZ           966,730
Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22                                                     6,360,000              6,415,650
5.125%, 4/21/21                                                 9,245,000              9,429,900
6.375%, 7/15/19                                                 4,750,000              5,272,500
                                                                                 ---------------
                                                                                     114,284,981
QATAR--0.2%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20 (6)                   6,150,000              6,780,375
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42 (6)                                              4,755,000              5,147,288

                 17 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
6.40%, 1/20/40 (6)                                         $    2,810,000        $     3,315,800
                                                                                 ---------------
                                                                                      15,243,463
RUSSIA--0.1%
Russian Federation Bonds, 5%, 4/29/20 (6)                       4,815,000              4,979,432
SINGAPORE--0.0%
Singapore (Republic of) Sr. Unsec. Bonds, 2.375%, 4/1/17        1,940,000  SGD         1,614,440
SOUTH AFRICA--2.2%
South Africa (Republic of) Bonds:
5.50%, 3/9/20                                                   6,955,000              7,824,375
Series R209, 6.25%, 3/31/36                                   211,450,000  ZAR        19,383,342
Series R208, 6.75%, 3/31/21                                   278,920,000  ZAR        31,912,673
Series R213, 7%, 2/28/31                                      268,320,000  ZAR        27,528,182
Series R207, 7.25%, 1/15/20                                   427,410,000  ZAR        50,983,436
Series R186, 10.50%, 12/21/26                                 332,295,000  ZAR        48,190,648
                                                                                 ---------------
                                                                                     185,822,656
SPAIN--0.2%
Spain (Kingdom of) Bonds, 4.25%, 10/31/16                       3,230,000  EUR         4,196,262
Spain (Kingdom of) Treasury Bills, 2.978%, 2/17/12 (13)         7,870,000  EUR        10,169,937
                                                                                 ---------------
                                                                                      14,366,199
SRI LANKA--0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec.
Nts.:
6.25%, 10/4/20 (6)                                              5,520,000              5,547,600
6.25% 7/27/21 (6)                                               6,920,000              6,830,829
                                                                                 ---------------
                                                                                      12,378,429
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds:
4%, 7/15/18                                                     2,235,000  EUR         3,279,938
4%, 7/15/19                                                     3,835,000  EUR         5,682,972
                                                                                 ---------------
                                                                                       8,962,910
TURKEY--2.0%
Turkey (Republic of) Bonds:
6.875%, 3/17/36                                                11,435,000             11,978,163
7%, 3/11/19                                                     5,350,000              5,951,875
8.68%, 2/20/13 (13)                                            63,730,000  TRY        29,876,961
9.967%, 7/17/13 (13)                                          124,850,000  TRY        55,719,195
9.999%, 4/25/12 (13)                                           49,900,000  TRY        25,507,668
10.50%, 1/15/20 (3)                                             4,165,000  TRY         2,271,918
11%, 8/6/14                                                    31,040,000  TRY        16,579,253
Turkey (Republic of) Nts., 7.50%, 7/14/17                       6,870,000              7,763,100
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22                                                 5,015,000              4,801,863
6%, 1/14/41                                                    10,130,000              9,598,175
                                                                                 ---------------
                                                                                     170,048,171
UKRAINE--0.5%
City of Kyiv Via Kyiv Finance plc Sr. Unsec. Bonds,
9.375%, 7/11/16 (6)                                             3,675,000              2,884,875

                 18 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
Financing of Infrastructural Projects State Enterprise
Gtd. Nts., 8.375%, 11/3/17 (6)                             $    8,360,000        $     7,022,400
Ukraine (Republic of) Bonds, 7.75%, 9/23/20 (6)                 8,130,000              7,073,100
Ukraine (Republic of) Sr. Unsec. Nts.:
6.25%, 6/17/16 (6)                                             10,140,000              8,948,550
6.75%, 11/14/17 (6)                                             8,045,000              6,958,925
7.95%, 2/23/21 (6)                                              5,790,000              5,109,675
                                                                                 ---------------
                                                                                      37,997,525
UNITED KINGDOM--0.5%
United Kingdom Treasury Bonds:
4%, 9/7/16                                                      5,295,000  GBP         9,405,113
4.25%, 3/7/36                                                   7,265,000  GBP        13,855,817
4.75%, 3/7/20                                                   3,775,000  GBP         7,251,726
4.75%, 12/7/38                                                  6,565,000  GBP        13,626,351
                                                                                 ---------------
                                                                                      44,139,007
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36          10,705,000             14,906,713
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25        3,395,000              4,413,500
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22       9,285,000             12,766,875
                                                                                 ---------------
                                                                                      32,087,088
VENEZUELA--0.8%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                     20,115,000             14,482,800
11.95%, 8/5/31                                                  9,535,000              7,842,538
Venezuela (Republic of) Nts., 8.25%, 10/13/24                   3,390,000              2,245,875
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19                                                 7,305,000              5,259,600
12.75%, 8/23/22                                                 1,650,000              1,497,375
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                    14,630,000              8,521,975
7.65%, 4/21/25                                                 16,795,000             10,496,875
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18 (6)      17,155,000             16,168,588
                                                                                 ---------------
                                                                                      66,515,626
                                                                                 ---------------
Total Foreign Government Obligations (Cost $1,856,156,700)                         1,796,978,236
LOAN PARTICIPATIONS--0.9%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 2/15/18 (3)                                2,315,000              2,132,694
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche B, 3.91%, 1/29/16 (3)                                  11,505,000              8,536,066
Tranche B, 3.91%, 1/29/16 (3,8)                                 2,165,000              1,606,309
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 3.855%, 10/19/15 (3,15)             36,449,681             21,717,922
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 12.50%, 7/31/15                                 9,866,875             10,240,997

                 19 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan, Tranche B, 10%,
10/31/13 (3,8)                                             $    3,945,000        $     3,846,375
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B, 4%, 10/10/16 (3,8)                                     831,074                745,740
Tranche B, 4.522%, 10/10/16 (3,8)                              10,541,366              9,458,989
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.50%, 2/17/17 (3,8)                            3,890,000              3,569,075
Samson Investment Co., Sr. Sec. Credit Facilities Bridge
Loan, 6.50%, 12/20/12 (3,8)                                    14,510,000             14,510,000
                                                                                 ---------------
Total Loan Participations (Cost $77,490,368)                                          76,364,167
CORPORATE BONDS AND NOTES--26.3%
CONSUMER DISCRETIONARY--3.4%
AUTO COMPONENTS--0.4%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec.
Unsub. Nts., 8/15/20                                            8,145,000              8,918,775
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17 (6)                        17,758,000             17,935,580
Visteon Corp., 6.75% Sr. Nts., 4/15/19 (6)                      9,180,000              9,202,950
                                                                                 ---------------
                                                                                      36,057,305
AUTOMOBILES--0.0%
Jaguar Land Rover plc, 7.75% Sr. Unsec. Bonds,
5/15/18 (6)                                                     1,455,000              1,393,163
HOTELS, RESTAURANTS & LEISURE--1.2%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16 (6)         6,635,000              6,850,638
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts.,
1/15/15 (6)                                                     4,905,000              4,120,200
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18      37,467,000             25,852,230
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr.
Sec. Nts., 4/1/17 (6)                                           9,825,000              9,210,938
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                 5,291,000              4,973,540
7.75% Sr. Unsec. Unsub. Nts., 3/15/19                           7,545,000              6,941,400
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts.,
12/1/15                                                         4,835,000              5,113,013
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18                 3,650,000              3,951,125
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15              14,560,000             13,904,800
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12      10,876,000              7,341,300
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts.,
8/15/19                                                         5,780,000              6,314,650
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 (4,5)               10,850,000                     --
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16            6,145,000              1,812,775
                                                                                 ---------------
                                                                                      96,386,609
HOUSEHOLD DURABLES--0.2%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                 3,690,000              2,776,725
9.125% Sr. Unsec. Nts., 5/15/19                                10,500,000              7,218,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 4/15/19 (6)                                        4,990,000              4,765,450
9% Sr. Nts., 5/15/18 (6)                                        5,115,000              4,923,188
                                                                                 ---------------
                                                                                      19,684,113

                 20 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
MEDIA--1.5%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts.,
11/15/15                                                   $    4,275,000        $     3,569,625
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18         11,690,000              9,936,500
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27       11,109,000              9,692,603
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts.,
1/15/15 (6)                                                    12,075,000              8,724,188
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec.
Nts., 11/15/17 (6)                                              8,845,000              9,419,925
Clear Channel Communications, Inc., 5.75% Sr. Unsec.
Unsub. Nts., 1/15/13                                           11,275,000             10,767,625
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19 (6)                 4,605,000              4,109,963
Entravision Communications Corp., 8.75% Sr. Sec. Nts.,
8/1/17                                                          7,095,000              6,988,575
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15           13,086,000             12,431,700
Interactive Data Corp., 10.25% Sr. Unsec. Nts., 8/1/18          3,550,000              3,887,250
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19 (6)                 5,970,000              6,298,350
Newport Television LLC/NTV Finance Corp., 12.719% Sr.
Nts., 3/15/17 (6,15)                                            7,917,331              7,105,805
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
8.875% Sec. Nts., 4/15/17                                       6,880,000              7,086,400
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts.,
10/15/18                                                        9,350,000              9,700,625
Univision Communications, Inc., 7.875% Sr. Sec. Nts.,
11/1/20 (6)                                                     2,620,000              2,672,400
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21 (6)          4,595,000              4,675,413
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17                      4,245,000              3,905,400
                                                                                 ---------------
                                                                                     120,972,347
SPECIALTY RETAIL--0.0%
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18             580,000                588,700
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Jones Group, Inc. (The) /Jones Apparel Group Holdings,
Inc./Jones Apparel Group USA, Inc./JAG Footwear,
Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub.
Nts., 3/15/19                                                   5,960,000              5,393,800
CONSUMER STAPLES--0.8%
BEVERAGES--0.0%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec.
Unsub. Nts., 7/24/17 (3)                                        5,535,000  BRR         3,131,515
FOOD & STAPLES RETAILING--0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21 (6)                 8,035,000              8,230,861
FOOD PRODUCTS--0.6%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts.,
5/15/16 (6)                                                     8,035,000              7,191,325
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17 (6,15)             19,988,391             15,491,003
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts.,
12/15/17 (6)                                                    8,093,000              8,254,860
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15 (6)                     7,511,000              6,684,790
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15 (5)                                                     9,220,000              9,727,100
                                                                                 ---------------
                                                                                      47,349,078
HOUSEHOLD PRODUCTS--0.1%
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts.,
6/15/18                                                         3,250,000              3,570,938
ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--0.4%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19        6,310,000              5,931,400

                 21 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Global Geophysical Services, Inc., 10.50% Sr. Unsec.
Nts., 5/1/17                                               $    8,215,000        $     7,763,175
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts.,
8/1/15                                                         11,630,000             12,633,088
Precision Drilling Corp., 6.625% Sr. Unsec. Nts.,
11/15/20                                                        9,100,000              9,350,250
                                                                                 ---------------
                                                                                      35,677,913
OIL, GAS & CONSUMABLE FUELS--4.4%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16 (6)                     6,400,000              6,336,000
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts.,
3/11/15 (6)                                                     5,600,000              5,726,000
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts.,
12/1/17                                                         9,700,000             10,524,500
Arch Coal, Inc., 7% Sr. Unsec. Nts., 6/15/19 (6)                1,450,000              1,486,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
8.75% Sr. Unsec. Nts., 6/15/18 (6)                              5,750,000              6,037,500
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15             10,325,000              6,840,313
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts.,
10/1/19                                                         2,900,000              3,045,000
Breitburn Energy Partners LP/Breitburn Finance Corp.,
8.625% Sr. Unsec. Nts., 10/15/20                               10,725,000             11,274,656
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20         6,615,000              7,177,275
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19           1,450,000              1,573,250
Empresa Nacional del Petroleo, 5.25% Unsec. Nts.,
8/10/20 (6)                                                     3,205,000              3,395,880
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37 (6)                              19,545,000             20,253,506
8.146% Sr. Sec. Nts., 4/11/18 (6)                              10,210,000             11,537,300
8.625% Sr. Sec. Nts., 4/28/34 (6)                               6,450,000              7,627,125
9.25% Sr. Unsec. Unsub. Nts., 4/23/19 (6)                      13,640,000             16,284,796
James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts.,
4/1/19                                                          2,385,000              1,812,600
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds,
4/9/21 (6)                                                      5,955,000              6,059,213
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20 (6)                                 4,100,000              4,351,125
9.125% Sr. Unsec. Unsub. Nts., 7/2/18 (6)                      14,505,000             16,970,850
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr.
Unsec. Nts., 4/15/20                                           13,555,000             14,774,950
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20 (6)                            14,390,000             14,174,150
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22 (6)                      2,920,000              2,927,300
7.25% Sr. Unsec. Unsub. Nts., 11/5/19 (6)                       2,250,000              2,334,375
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21 (6)           11,935,000             12,263,213
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15 (6)        11,575,000             11,546,063
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14                9,935,000              9,363,738
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts.,
11/1/17                                                         2,595,000              1,894,350
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec.
Nts., 6/30/21 (6)                                               4,820,000              4,988,700
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38                          3,110,000              3,553,175
6.625% Unsec. Unsub. Bonds, 6/15/35                            15,740,000             18,002,625
Pertamina PT (Persero):
5.25% Nts., 5/23/21 (6)                                         9,015,000              9,317,003

                 22 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
6.50% Sr. Unsec. Nts., 5/27/41 (6)                         $    4,010,000        $     4,190,450
Petrobras International Finance Co., 5.75% Sr. Unsec.
Unsub. Nts., 1/20/20                                            4,780,000              5,137,420
Petroleos de Venezuela SA:
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14                   10,430,000              8,187,550
8.50% Sr. Nts., 11/2/17 (6)                                    13,300,000             10,061,450
12.75% Sr. Unsec. Nts., 2/17/22 (6)                             9,490,000              7,971,600
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21                           6,310,000              6,877,900
6% Sr. Unsec. Unsub. Nts., 3/5/20                               7,640,000              8,520,892
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr.
Unsec. Nts., 8/14/19 (6)                                        9,220,000             10,971,800
PT Adaro Indonesia, 7.625% Nts., 10/22/19 (6)                   7,470,000              8,189,361
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15                                     640,000                665,600
11.75% Sr. Nts., 1/1/16                                         7,915,000              9,023,100
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19         4,585,000              5,135,200
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                                  9,535,000              9,892,563
9.875% Sr. Unsec. Nts., 5/15/16 (6)                             4,820,000              5,181,500
Tengizchevroil LLP, 6.124% Nts., 11/15/14 (6)                   8,774,909              9,027,187
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19                   5,100,000              4,615,500
                                                                                 ---------------
                                                                                     367,101,854
FINANCIALS--4.9%
CAPITAL MARKETS--0.9%
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub.
Nts., 3/1/16                                                    3,354,000              3,253,380
Credit Suisse First Boston International, 6.80%
Export-Import Bank of Ukraine Nts., 10/4/12                     3,100,000              3,084,500
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15               5,345,000              4,837,225
Korea Development Bank (The), 3.875% Sr. Unsec. Nts.,
5/4/17                                                          4,800,000              4,753,056
Nationstar Mortgage/Nationstar Capital Corp., 10.875%
Sr. Unsec. Nts., 4/1/15                                        20,170,000             20,069,150
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                  4,182,000              3,533,790
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                         7,310,000              7,291,725
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18              9,896,000             11,021,670
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17        8,160,000              5,916,000
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts.,
Series B, 8/1/16                                               19,955,000              8,281,325
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr.
Sec. Nts., 2/1/19                                               9,375,000              5,765,625
                                                                                 ---------------
                                                                                      77,807,446
COMMERCIAL BANKS--2.4%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15 (6)                 7,950,000              7,791,000
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts.,
9/25/17 (6)                                                     5,860,000              5,596,300
Australia & New Zealand Banking Group Ltd., 2.40% Sec.
Bonds, 11/23/16 (6)                                             1,800,000              1,785,454

                 23 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
COMMERCIAL BANKS CONTINUED
Banco BMG SA:
9.15% Nts., 1/15/16 (6)                                    $   18,050,000        $    17,237,750
9.95% Unsec. Unsub. Nts., 11/5/19 (6)                           4,180,000              3,908,300
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20 (6)                                    1,790,000              1,764,582
9.75% Jr. Sub. Nts., 11/6/69 (6)                                3,000,000              3,420,000
Banco de Credito del Peru/Panama, 6.875% Sub. Nts.,
9/16/26 (3,6)                                                   3,148,000              3,250,310
Banco Do Brasil SA:
5.875% Unsec. Sub. Nts., 1/26/22 (6)                            3,220,000              3,255,420
8.50% Jr. Sub. Perpetual Bonds (6,16)                           4,190,000              4,902,300
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts.,
4/23/20 (6)                                                     4,335,000              4,595,100
Banco Votorantim SA, 5.25% Sr. Unsec. Unsub. Nts.,
2/11/16 (6)                                                     3,180,000              3,230,880
Bancolombia SA, 4.25% Sr. Unsec. Unsub. Nts., 1/12/16           6,510,000              6,477,450
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                   7,707,000  EUR        10,429,522
4.50% Sr. Sec. Nts., 7/13/21                                    5,280,000  EUR         7,032,777
4.875% Sr. Sec. Nts., 12/20/24                                    600,000  GBP           967,674
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15 (6)           13,955,000             13,885,225
BPCE SFH SA, 3.75% Sr. Sec. Nts., 9/13/21                       1,645,000  EUR         2,107,987
CIT Group, Inc., 7% Sec. Bonds, 5/2/17 (6)                      6,045,000              6,045,000
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17 (6)                            1,615,000              1,566,550
9.25% Sr. Nts., 10/16/13 (6)                                   22,290,000             23,515,950
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15 (6)                             11,525,000             11,538,081
6.375% Bonds, 4/30/22 (3,6)                                    11,415,000             10,102,275
Lloyds TSB Bank plc:
4.875% Sec. Nts., 1/13/23                                         650,000  EUR           890,854
6% Sr. Sec. Nts., 2/8/29                                          715,000  GBP         1,245,728
Privatbank CJSC/UK SPV Credit Finance plc, 8% Sr. Sec.
Nts., 2/6/12 (6)                                                4,580,000              4,519,910
Sberbank of Russia Via SB Capital SA, 5.40% Sr. Unsec.
Nts., 3/24/17                                                   9,570,000              9,570,000
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts.,
2/1/16 (6)                                                      4,820,000              4,687,450
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts.,
7/9/20 (6)                                                     13,405,000             13,807,150
VTB Capital SA:
6.315% Nts., 2/22/18 (6)                                        4,750,000              4,515,825
6.465% Sr. Sec. Unsub. Nts., 3/4/15 (6)                         2,995,000              3,032,438
Westpac Banking Corp., 2.45% Sr. Sec. Bonds, 11/28/16 (6)       1,800,000              1,786,975
                                                                                 ---------------
                                                                                     198,462,217
CONSUMER FINANCE--0.2%
JSC Astana Finance, 9.16% Nts., 3/14/12 (4)                    27,100,000              2,981,000
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 10/15/18 (6)           5,750,000              5,807,500
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec.
Nts., 7/15/15                                                   7,180,000              7,933,900
                                                                                 ---------------
                                                                                      16,722,400

                 24 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26 (6)                                                $   10,508,362        $     9,562,610
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                 3,105,000  EUR         4,052,796
Banco Invex SA, 30.202% Mtg.-Backed Certificates, Series
062U, 3/13/34 (3,14)                                           17,962,375  MXN         1,755,704
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                           4,780,000              4,636,600
JPMorgan Hipotecaria su Casita:
7.973% Sec. Nts., 8/26/35 (3,5)                                20,232,960  MXN         1,624,276
28.563% Mtg.-Backed Certificates, Series 06U, 9/25/35 (3)       7,523,510  MXN         1,013,520
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts.,
9/9/16                                                          5,565,000              5,667,802
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A,
6/15/97 (6,17)                                                 12,450,000              8,619,633
                                                                                 ---------------
                                                                                      36,932,941
INSURANCE--0.2%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15                          6,140,000              6,316,525
8.75% Sr. Unsec. Unsub. Nts., 3/15/17                           5,635,000              5,818,138
                                                                                 ---------------
                                                                                      12,134,663
REAL ESTATE INVESTMENT TRUSTS--0.3%
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19        15,140,000             14,610,100
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts.,
10/15/22                                                        9,235,000              9,327,350
                                                                                 ---------------
                                                                                      23,937,450
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15 (6,15)                                                 11,198,415              7,334,962
Realogy Corp., 11.50% Sr. Unsec. Unsub. Nts., 4/15/17           4,720,000              3,705,200
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13 (3,6)                                                   8,535,000              8,321,625
                                                                                 ---------------
                                                                                      19,361,787
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 (6)        2,585,000              2,378,200
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16                           12,220,000  EUR        16,594,211
4.375% Sec. Nts., 5/19/14                                       3,895,000  EUR         5,239,661
                                                                                 ---------------
                                                                                      24,212,072
HEALTH CARE--1.2%
BIOTECHNOLOGY--0.0%
Grifols, Inc., 8.25% Sr. Sec. Nts., 2/1/18                      3,000,000              3,165,000
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17              8,810,000              7,180,150
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18               3,835,000              3,796,650
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17 (15)                          7,605,000              8,270,438
11.625% Sr. Unsec. Sub. Nts., 10/15/17                          7,021,000              7,652,890
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec.
Unsub. Nts., 2/1/16                                             3,900,000              3,929,250
                                                                                 ---------------
                                                                                      30,829,378

                 25 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15 (15)                                               $    5,953,831        $     6,147,331
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub.
Nts., 9/1/18                                                    4,415,000              3,647,894
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18 (6)         4,815,000              4,429,800
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19         8,090,000              6,836,050
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18 (6)                    4,240,000              4,430,800
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17            4,245,000              3,374,775
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub.
Nts., 4/15/17                                                   4,470,000              3,363,675
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15       5,479,000              5,177,655
STHI Holding Corp., 8% Sec. Nts., 3/15/18 (6)                   2,980,000              3,076,850
US Oncology, Inc., Escrow Shares (related to 9.125% Sr.
Sec. Nts., 8/15/17) (4)                                         6,485,000                113,488
Vanguard Health Holding Co. II LLC/Vanguard Holding Co.
II, Inc., 8% Sr. Nts., 2/1/18                                   5,940,000              5,925,150
                                                                                 ---------------
                                                                                      46,523,468
HEALTH CARE TECHNOLOGY--0.0%
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18                   1,175,000              1,157,375
LIFE SCIENCES TOOLS & SERVICES--0.0%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr.
Unsec. Nts., 12/1/19 (6)                                        2,875,000              3,033,125
PHARMACEUTICALS--0.2%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec.
Nts., 11/15/14                                                  2,015,000              1,889,063
Mylan, Inc., 6% Sr. Nts., 11/15/18 (6)                          3,100,000              3,204,625
Valeant Pharmaceuticals International, Inc., 6.875% Sr.
Unsec. Nts., 12/1/18 (6)                                        2,915,000              2,922,288
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75% Sr. Unsec. Nts., 9/15/18                                  8,635,000              8,861,669
                                                                                 ---------------
                                                                                      16,877,645
INDUSTRIALS--2.7%
AEROSPACE & DEFENSE--0.6%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                    3,136,000              3,433,920
DynCorp International, Inc., 10.375% Sr. Unsec. Nts.,
7/1/17                                                         15,220,000             13,317,500
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                                  17,955,000              3,411,450
9.75% Sr. Unsec. Sub. Nts., 4/1/17                              3,575,000                357,500
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec.
Nts., 3/15/21 (6)                                               5,260,000              5,181,100
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec.
Nts., 6/1/17                                                    4,195,000              4,320,850
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18          11,995,000             12,954,600
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18           10,290,000             11,319,000
                                                                                 ---------------
                                                                                      54,295,920
AIR FREIGHT & LOGISTICS--0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18 (6)         2,940,000              3,042,900

                 26 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
AIRLINES--0.2%
American Airlines 2011-2 Class A Pass Through Trust,
8.625% Sec. Certificates, 4/15/23                          $    1,580,000        $     1,611,600
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15 (6)       13,555,000             14,232,750
                                                                                 ---------------
                                                                                      15,844,350
BUILDING PRODUCTS--0.2%
Associated Materials LLC, 9.125% Sr. Sec. Nts.,
11/1/17 (6)                                                     4,230,000              3,711,825
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts.,
7/15/14                                                        13,965,000             12,428,850
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17 (6)                               4,205,000              4,310,125
                                                                                 ---------------
                                                                                      20,450,800
COMMERCIAL SERVICES & SUPPLIES--0.3%
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18              7,455,000              7,268,625
West Corp.:
7.875% Sr. Unsec. Nts., 1/15/19                                 4,680,000              4,668,300
8.625% Sr. Unsec. Nts., 10/1/18                                10,130,000             10,281,950
                                                                                 ---------------
                                                                                      22,218,875
CONSTRUCTION & ENGINEERING--0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 (6)          14,564,977             16,841,483
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20 (6)         2,780,000              2,988,500
                                                                                 ---------------
                                                                                      19,829,983
ELECTRICAL EQUIPMENT--0.1%
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17           6,166,000              6,674,695
MACHINERY--0.5%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16 (5)          9,910,000              9,847,567
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16 (6)             1,945,000              2,013,075
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20      10,735,000             11,365,681
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                 15,555,000             15,321,675
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17           5,180,000              5,387,200
                                                                                 ---------------
                                                                                      43,935,198
MARINE--0.2%
Marquette Transportation Co./Marquette Transportation
Finance Corp., 10.875% Sec. Nts., 1/15/17                      10,430,000             10,560,375
Navios Maritime Holdings, Inc./Navios Maritime Finance
U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17                       2,115,000              2,025,113
                                                                                 ---------------
                                                                                      12,585,488
PROFESSIONAL SERVICES--0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15 (6)       3,898,000              3,527,690
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr.
Unsec. Nts., 6/15/18                                            2,355,000              2,702,363
                                                                                 ---------------
                                                                                       6,230,053
ROAD & RAIL--0.3%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18                   13,610,000             14,290,500
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec.
Nts., 10/6/20 (6)                                               3,090,000              3,236,775
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15 (6)       13,924,000              5,987,320
                                                                                 ---------------
                                                                                      23,514,595

                 27 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
INFORMATION TECHNOLOGY--1.2%
COMMUNICATIONS EQUIPMENT--0.0%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19 (6)                  $    3,945,000        $     3,846,375
COMPUTERS & PERIPHERALS--0.2%
Seagate HDD Cayman:
6.875% Sr. Unsec. Nts., 5/1/20                                  7,055,000              7,284,288
7% Sr. Unsec. Nts., 11/1/21 (6)                                 6,325,000              6,514,750
                                                                                 ---------------
                                                                                      13,799,038
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts.,
10/12/17                                                        7,150,000              7,221,500
INTERNET SOFTWARE & SERVICES--0.2%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16               19,575,000             20,113,313
IT SERVICES--0.3%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                8,195,000              6,433,075
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20 (6)                               8,875,000              8,919,375
9.875% Sr. Unsec. Nts., 9/24/15                                 7,785,000              7,356,825
                                                                                 ---------------
                                                                                      22,709,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts.,
8/1/20                                                          9,450,000              9,757,125
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18 (6)                                6,025,000              6,469,344
10.75% Sr. Unsec. Nts., 8/1/20                                  7,467,000              7,821,683
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18 (6)         3,195,000              3,498,525
                                                                                 ---------------
                                                                                      27,546,677
SOFTWARE--0.1%
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18                                2,085,000              2,144,944
7.625% Sr. Unsec. Nts., 11/15/20                                2,935,000              3,030,388
                                                                                 ---------------
                                                                                       5,175,332
MATERIALS--2.5%
CHEMICALS--0.5%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts.,
7/22/41 (6)                                                     2,270,000              2,193,388
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21 (6)        9,610,000              9,634,025
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                    5,830,000              5,888,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                    4,930,000              4,646,525
9% Sec. Nts., 11/15/20                                          5,000,000              4,150,000
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17                3,604,000              3,955,390
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21 (6)         5,745,000              5,989,163
Momentive Performance Materials, Inc., 9% Sec. Nts.,
1/15/21                                                         8,120,000              6,211,800
                                                                                 ---------------
                                                                                      42,668,591
CONSTRUCTION MATERIALS--0.3%
Building Materials Corp. of America, 6.75% Sr. Nts.,
5/1/21 (6)                                                      5,765,000              6,067,663
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20 (6)               4,024,000              3,108,540
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18 (6)                  6,590,000              5,288,475
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18          5,095,000              4,464,494

                 28 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
CONSTRUCTION MATERIALS CONTINUED
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts.,
3/30/20 (6)                                                $    3,640,000        $     3,667,300
                                                                                 ---------------
                                                                                      22,596,472
CONTAINERS & PACKAGING--0.2%
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21                  5,895,000              5,909,738
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19 (6)            7,805,000              8,117,200
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                      3,290,000              3,043,250
                                                                                 ---------------
                                                                                      17,070,188
METALS & MINING--0.9%
Aleris International, Inc., 7.625% Sr. Unsec. Nts.,
2/15/18                                                        14,170,000             13,886,600
Alrosa Finance SA, 7.75% Nts., 11/3/20 (6)                      6,070,000              6,070,000
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts.,
5/1/16 (6)                                                      4,650,000              4,045,500
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19 (6)       3,050,000              3,237,575
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16 (6)       7,845,000              6,864,375
JSC Severstal, 6.70% Nts., 10/25/17 (6)                         7,410,000              6,983,925
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20                  1,740,000              1,874,850
Vedanta Resources plc:
8.25% Sr. Unsec. Nts., 6/7/21 (6)                               9,050,000              7,104,250
9.50% Sr. Unsec. Nts., 7/18/18 (6)                             26,870,000             23,376,900
                                                                                 ---------------
                                                                                      73,443,975
PAPER & FOREST PRODUCTS--0.6%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18 (6)            5,801,000              6,424,608
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15 (6)       13,895,000             13,773,419
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16 (6)          14,799,000              7,917,465
Mercer International, Inc., 9.50% Sr. Unsec. Nts.,
12/1/17                                                         7,540,000              7,747,350
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14 (4)             18,110,000             13,491,950
Norske Skogindustrier ASA, 6.125% Unsec. Bonds,
10/15/15 (5)                                                    5,600,000              3,388,000
                                                                                 ---------------
                                                                                      52,742,792
TELECOMMUNICATION SERVICES--1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19 (6)               10,460,000              8,054,200
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16 (6)          11,210,000  BRR         5,889,720
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                        5,305,000              5,358,050
8.75% Sr. Unsec. Sub. Nts., 3/15/18                             7,550,000              7,049,813
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                  7,640,000              7,410,800
11.50% Sr. Unsec. Nts., 2/4/17 (15)                             5,259,375              5,088,445
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts.,
10/15/20                                                        2,810,000              2,859,175
Level 3 Financing, Inc.:
9.25% Sr. Unsec. Unsub. Nts., 11/1/14                           1,210,000              1,243,275
9.375% Sr. Unsec. Unsub. Nts., 4/1/19                          12,915,000             13,544,606
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts.,
10/23/20 (6)                                                   16,069,000             15,908,310
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts.,
2/15/18 (6)                                                     4,550,000              4,151,875

                 29 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Windstream Corp., 7.50% Sr. Unsec. Nts., 6/1/22 (6)        $    7,405,000        $     7,405,000
                                                                                 ---------------
                                                                                      83,963,269
WIRELESS TELECOMMUNICATION SERVICES--0.8%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40                          2,440,000              2,919,970
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                        42,300,000  MXN         2,915,777
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts.,
10/15/20                                                        9,120,000              8,002,800
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20      10,330,000              9,658,550
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts.,
6/22/20 (6)                                                     7,605,000              8,203,894
Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
8/1/15                                                          7,715,000              7,097,800
Sprint Capital Corp., 8.75% Nts., 3/15/32                       1,805,000              1,468,819
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18 (6)           2,905,000              3,057,513
Vimpel Communications/VIP Finance Ireland Ltd. OJSC,
7.748% Nts., 2/2/21 (6)                                         4,515,000              3,882,900
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts.,
3/1/22 (6)                                                      7,585,000              6,409,325
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18 (6)            16,220,000             15,956,425
                                                                                 ---------------
                                                                                      69,573,773
UTILITIES--3.0%
ELECTRIC UTILITIES--1.8%
Centrais Eletricas Brasileiras SA:
5.75% Sr. Unsec. Unsub. Nts., 10/27/21 (6)                      9,460,000              9,876,240
6.875% Sr. Unsec. Unsub. Nts., 7/30/19 (6)                      6,035,000              6,879,900
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17             10,845,000              7,103,475
Empresa Distribuidora y Comercializadora Norte SA, 9.75%
Nts., 10/25/22 (6)                                              3,000,000              2,490,000
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec.
Nts., 7/29/19 (6)                                               5,390,000              6,279,350
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec.
Nts., 12/1/20                                                   7,439,000              7,885,340
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21 (6)                            11,225,000             11,477,563
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26             115,000,000  ZAR        12,952,246
10% Nts., Series ES23, 1/25/23                                137,000,000  ZAR        18,882,734
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19 (6)            16,560,000             17,107,474
Majapahit Holding BV:
7.75% Nts., 10/17/16 (6)                                        8,820,000              9,933,525
8% Sr. Unsec. Nts., 8/7/19 (6)                                  6,170,000              7,280,600
National Power Corp., 5.875% Unsec. Unsub. Bonds,
12/19/16                                                      421,000,000  PHP        10,714,971
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts.,
1/22/21 (6)                                                     8,300,000              8,486,750
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                      30,865,000             11,111,400
10.25% Sr. Unsec. Nts., Series B, 11/1/15                       5,445,000              1,905,750
                                                                                 ---------------
                                                                                     150,367,318
ENERGY TRADERS--0.9%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17            3,190,000              3,524,950

                 30 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                PRINCIPAL
                                                                  AMOUNT              VALUE
                                                           -------------------   ---------------
ENERGY TRADERS CONTINUED
Calpine Corp., 7.50% Sr. Sec. Nts., 2/15/21 (6)            $    3,310,000        $     3,558,250
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20 (6)                      6,540,000              6,953,498
Comision Federal de Electricidad, 4.875% Sr. Nts.,
5/26/21 (6)                                                     6,425,000              6,682,000
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20        6,860,000              7,237,300
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18 (6)          998,000                985,525
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17 (6)       7,085,000              7,297,550
GenOn Energy, Inc., 9.50% Sr. Unsec. Nts., 10/15/18             5,475,000              5,570,813
NRG Energy, Inc., 7.625% Sr. Unsec. Nts., 1/15/18               2,095,000              2,105,475
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19 (6)                         4,140,000              5,040,450
7.39% Sr. Gtd. Unsec. Nts., 12/2/24 (6)                         4,470,000              5,486,925
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr.
Nts., 1/29/15 (6)                                               4,180,000              4,550,841
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15       13,563,000             13,868,168
                                                                                 ---------------
                                                                                      72,861,745
GAS UTILITIES--0.1%
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec.
Unsub. Nts., 11/10/21 (5)                                       3,235,000              3,291,613
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec.
Nts., 5/1/21                                                    2,590,000              2,292,150
TGI International Ltd., 9.50% Nts., 10/3/17 (6)                 5,028,000              5,411,385
                                                                                 ---------------
                                                                                      10,995,148
MULTI-UTILITIES--0.1%
Abu Dhabi National Energy Co. (TAQA), 5.875% Sr. Unsec.
Nts., 12/13/21 (6)                                              6,315,000              6,599,175
WATER UTILITIES--0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%
Sr. Unsec. Nts., 12/16/20 (6)                                   5,585,000              5,794,438
                                                                                 ---------------
Total Corporate Bonds and Notes (Cost $2,317,003,494)                              2,194,406,414

                                                                  SHARES
                                                           -------------------
PREFERRED STOCKS--0.2%
Ally Financial, Inc., 7%, Non-Vtg. (6)                             11,617              8,328,300
GMAC Capital Trust I, 8.125% Cum.                                 120,000              2,320,800
Greektown Superholdings, Inc., Series A-1 (1,2)                   109,250              7,112,175
                                                                                 ---------------
Total Preferred Stocks (Cost $24,304,228)                                             17,761,275
COMMON STOCKS--0.6%
AbitibiBowater, Inc. (2)                                          329,842              4,799,201
American Media Operations, Inc. (2)                               535,548              8,568,768
Arco Capital Corp. Ltd. (1,2,5)                                 2,494,716              4,989,432
Dana Holding Corp. (2)                                            269,913              3,279,443
Gaylord Entertainment Co., Cl. A (2)                              164,351              3,967,433
Global Aviation Holdings, Inc. (2)                                  3,200                 32,000
Greektown Superholdings, Inc. (1,2)                                 8,267                500,650
Huntsman Corp.                                                     95,115                951,150

                 31 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                  SHARES              VALUE
                                                          --------------------   ---------------
Kaiser Aluminum Corp.                                               2,405        $       110,341
LyondellBasell Industries NV, Cl. A                               168,295              5,467,905
MHP SA, GDR (2,6)                                                 243,656              2,609,556
Orbcomm, Inc. (2)                                                  30,391                 90,869
Premier Holdings Ltd. (2)                                         799,833                     --
Range Resources Corp.                                              28,249              1,749,743
Solutia, Inc. (2)                                                  78,599              1,358,191
USA Mobility, Inc.                                                     44                    610
Visteon Corp. (2)                                                 121,668              6,076,100
Walter Industries, Inc.                                            14,535                880,240
Whiting Petroleum Corp. (2)                                        29,236              1,365,029
                                                                                 ---------------
Total Common Stocks (Cost $96,130,471)                                                46,796,661

                                                                  UNITS
                                                          --------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp.
3/19/17 (2) (Cost $9,381,486)                                  31,274                  1,125

                                                                PRINCIPAL
                                                                  AMOUNT
                                                          --------------------
STRUCTURED SECURITIES--5.1%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                            49,300,000,000  IDR         7,349,193
Indonesia (Republic of) Total Return Linked Bonds,
Series 22, 11%, 9/17/25                                    36,870,000,000  IDR         5,611,315
Indonesia (Republic of) Total Return Linked Nts., Series
50, 10.50%, 8/19/30                                        30,680,000,000  IDR         4,573,494
Indonesia (Republic of) Total Return Linked Nts., Series
51, 10.50%, 8/19/30                                        26,580,000,000  IDR         3,962,303
Indonesia (Republic of) Total Return Linked Nts., Series
51, 11%, 9/17/25                                           26,580,000,000  IDR         4,045,261
Russian Federation Total Return Linked Bonds, 7.15%,
1/25/13 (3)                                                   216,840,000  RUR         6,775,408
Russian Federation Total Return Linked Bonds, 6.70%,
2/8/13 (3)                                                    222,190,000  RUR         6,908,078
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts.,
8.25%, 6/25/15 (3,5)                                           71,890,000  RUR         2,249,074
Indonesia (Republic of) Credit Linked Nts., Series 8,
8.25%, 7/19/21 (6)                                         17,095,000,000  IDR         2,186,953
Indonesia (Republic of) Total Return Linked Nts., 11%,
9/17/25                                                    28,180,000,000  IDR         4,288,768
Russian Federation Credit Linked Bonds, 6.70%,
2/8/13 (3,5)                                                  148,920,000  RUR         4,631,207
Citigroup Global Markets Holdings, Inc.:
Adira Dinamika Multi Finance Credit Linked Nts., 6.75%,
1/5/12 (6)                                                127,800,000,000  IDR        14,098,521
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18 (5)                                                8,155,000,000  COP         5,072,839
Colombia (Republic of) Credit Linked Nts., Series 2,
10%, 7/25/24                                               41,194,000,000  COP        25,269,181
Colombia (Republic of) Total Return Linked Bonds, Series
2, 11%, 7/27/20                                            10,191,000,000  COP         6,333,510

                 32 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12 (5)                                                   182,600,000  DOP   $     4,733,525
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11 (4)              196,587,000  RUR            18,313
Russian Oreniz Total Return Linked Nts., 9.24%,
2/24/12 (3)                                                   305,165,000  RUR         9,334,804
Credit Suisse First Boston, Inc., (Nassau Branch),
Russian Specialized Construction & Installation
Administration Total Return Linked Nts., 13%, 5/24/10 (4)     335,100,000  RUR             1,041
Credit Suisse Group AG, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/27/12                            154,040,000  RUR         4,663,675
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12 (3)      59,420,000  RUR         1,900,466
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12 (3)      79,950,000  RUR         2,557,089
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12 (3)      85,510,000  RUR         2,734,918
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128,
3.006%, 5/6/25 (5,13)                                           4,853,781              3,267,180
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25
(5,13)                                                          6,184,463              4,162,890
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25
(5,13)                                                          5,339,294              3,593,989
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25
(5,13)                                                          4,772,655              3,212,572
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25
(5,13)                                                          5,942,343              3,999,913
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25
(5,13)                                                          6,782,283              4,565,294
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25
(5,13)                                                          5,418,250              3,647,136
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25
(5,13)                                                          5,092,924              3,428,152
Coriolanus Ltd. Sec. Credit Linked Nts., 12.424%,
12/31/17 (5)                                                   43,260,000  BRR        27,904,566
Indonesia (Republic of) Credit Linked Nts., Series 4,
8.25%, 7/19/21                                              8,850,000,000  IDR         1,132,175
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12 (3)      74,280,000  RUR         2,380,125
JSC Gazprom Total Return Linked Nts., Series 4, 13.12%,
6/28/12 (3)                                                    88,460,000  RUR         2,834,489
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12 (3,5)            76,400,000  UAH         9,147,398
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.287%,
5/22/15 (3,5)                                                   1,803,555  MXN           125,180
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.287%,
5/22/15 (3,5)                                                   3,155,364  MXN           219,005
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.287%,
5/22/15 (3,5)                                                  47,575,229  MXN         3,302,058
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.287%,
5/22/15 (3,5)                                                   3,467,217  MXN           240,649
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.287%,
5/22/15 (3,5)                                                   2,518,999  MXN           174,836
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.287%,
5/22/15 (3,5)                                                   1,608,758  MXN           111,659
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.287%,
5/22/15 (3,5)                                                     296,268  MXN            20,563
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.798%, 4/30/12 (3,5)                              15,000,000             13,785,000
Series 335, 2.248%, 4/30/12 (3,5)                              17,500,000             16,712,500
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.479%, 2/8/37 (5,13)                245,971,200,000  COP         6,712,343
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.838%, 12/20/17 (3,5)                         24,000,000             19,869,600
Series 2008-01, 9.878%, 8/2/10 (4,5,13)                        37,994,727  BRR         2,036,978
Series 2008-2A, 8.14%, 9/17/13 (3,5)                           32,556,250             18,284,741

                 33 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
HSBC Bank USA NA:
Indonesia (Republic of) Credit Linked Nts., Series 2,
8.25%, 7/15/21 (6)                                         50,140,000,000  IDR   $     6,414,381
Indonesia (Republic of) Credit Linked Nts., Series 2,
9.50%, 7/15/31 (6)                                         47,791,000,000  IDR         6,640,933
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%,
7/28/20 (5)                                                 4,890,000,000  COP         3,039,696
Indonesia (Republic of) Credit Linked Bonds, 8.25%,
7/19/21 (6)                                                33,475,000,000  IDR         4,282,437
Indonesia (Republic of) Credit Linked Bonds, Series 10,
8.25%, 7/19/21 (6)                                         31,830,000,000  IDR         4,071,993
Indonesia (Republic of) Credit Linked Bonds, Series 11,
8.25%, 7/19/21 (6)                                         28,625,000,000  IDR         3,661,980
Indonesia (Republic of) Credit Linked Bonds, Series 6,
8.25%, 7/19/21 (6)                                         39,050,000,000  IDR         4,995,644
Indonesia (Republic of) Credit Linked Bonds, Series 7,
8.25%, 7/19/21 (6)                                         54,250,000,000  IDR         6,940,171
Indonesia (Republic of) Credit Linked Bonds, Series 9,
8.25%, 7/19/21 (6)                                         23,610,000,000  IDR         3,020,414
Indonesia (Republic of) Credit Linked Nts., Series 52,
10.50%, 8/19/30 (6)                                        15,230,000,000  IDR         2,270,349
Indonesia (Republic of) Credit Linked Nts., Series 55,
11%, 9/17/25 (6)                                           30,680,000,000  IDR         4,669,247
Indonesia (Republic of) Total Return Linked Nts., Series
53, 11%, 9/17/25 (6)                                       28,180,000,000  IDR         4,288,768
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 1,
9.50%, 7/17/31 (6)                                         12,427,000,000  IDR         1,726,829
Indonesia (Republic of) Credit Linked Nts., Series 3,
11%, 9/17/25 (6)                                           37,835,000,000  IDR         5,758,180
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13
(3,6)                                                         149,000,000  RUR         4,631,381
Russian Federation Credit Linked Bonds, Series 2, 7.15%,
1/25/13 (3,5)                                                 182,420,000  RUR         5,695,669
LB Peru Trust II Certificates, Series 1998-A, 4.541%,
2/28/16 (4,13)                                                 14,029,589              1,402,959
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12 (5)           3,634,866              1,107,180
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16 (5)                                     7,928,000,000  COP         4,135,156
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17 (6)      15,932,000  PEN         4,384,623
Russian Federation Total Return Linked Bonds, Series
007, Cl. VR, 5%, 8/22/34                                      209,365,586  RUR         3,115,657
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts.,
12.561%, 1/5/22 (6,13)                                        113,353,000  BRR         8,483,624
United Mexican States Credit Linked Nts., 5.64%,
11/20/15 (6)                                                      300,000                235,200
Standard Bank Group Ltd., Ghana (Republic of) Credit
Linked Bonds, 10.038%, 1/25/12 (5,13)                           6,410,000  GHS         3,886,270
UBS AG:
Indonesia (Republic of) Total Return Linked Nts.,
8.25%, 7/19/21                                            111,550,000,000  IDR        14,270,527

                 34 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                           -------------------   ---------------
Indonesia (Republic of) Total Return Linked Nts., Series
1, 9.50%, 7/17/31                                          61,875,000,000  IDR   $     8,598,015
Indonesia (Republic of) Total Return Linked Nts., Series
3, 8.25%, 7/19/21                                          15,660,000,000  IDR         2,003,375
Indonesia (Republic of) Total Return Linked Nts., Series
5, 8.25%, 7/19/21                                          37,405,000,000  IDR         4,785,200
Indonesia (Republic of) Total Return Linked Nts., Series
999, 9.50%, 7/17/31                                        74,624,000,000  IDR        10,369,588
                                                                                 ---------------
Total Structured Securities (Cost $522,867,904)                                      423,055,373

                                      EXPIRATION    STRIKE
                                         DATE        PRICE             CONTRACTS
                                      ----------   ---------       -----------------
OPTIONS PURCHASED--0.2%
Australian Dollar (AUD)
Call (2)                                1/13/12    $    1.040              7,155,000        23,937
Australian Dollar (AUD)
Call (2)                                1/13/12         1.040              7,150,000        23,920
Australian Dollar (AUD)
Call (2)                                1/13/12         1.040             11,010,000        36,834
Australian Dollar (AUD)
Call (2)                                1/17/12         1.040              3,575,000        15,863
Australian Dollar (AUD)
Futures, 3/19/12 Put (2)                 1/9/12        89.000                    180           900
Australian Dollar (AUD)
Futures, 3/19/12 Put (2)                 1/9/12        95.000                    352         1,760
Australian Dollar (AUD)
Futures, 3/19/12 Put (2)                 1/9/12        99.000                    181        21,720
Euro (EUR) 90 Day Futures,
3/19/12 Put (2)                         1/16/12        99.250                    668        12,525
Euro (EUR) 90 Day Futures,
3/19/12 Put (2)                         2/13/12        99.250                    667        45,856
Euro (EUR) Call (2)                     1/13/12         1.390              3,575,000            35
Euro (EUR) Call (2)                     1/13/12         1.450              3,575,000            --
Euro (EUR) Call (2)                     1/18/12         1.400              3,580,000            88
Euro (EUR) FX Futures,
3/19/12 Put (2)                         3/12/12         1.310                    135       663,188
Euro-Bundesobligation
Futures, 3/8/12 Call (2)                1/30/12         143.000 EUR              505       130,719
Euro-Bundesobligation
Futures, 3/8/12 Put (2)                 1/30/12         130.000 EUR            1,806        70,122
Euro-Bundesobligation
Futures, 3/8/12 Put (2)                 1/30/12         132.000 EUR            1,806       140,245
Euro-Bundesobligation
Futures, 3/8/12 Put (2)                 1/30/12         135.000 EUR              360       121,142
Euro-Bundesobligation
Futures, 3/8/12 Put (2)                 2/27/12         134.000 EUR            1,621       986,048
Euro-Bundesobligation
Futures, 3/8/12 Put (2)                 2/27/12         133.000 EUR              360       158,416
Indonesia Rupiah (IDR) Put (2)          1/27/12       9,300.000 IDR  233,300,000,000       265,962

                 35 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                      EXPIRATION     STRIKE
                                         DATE         PRICE             CONTRACTS           VALUE
                                      ----------   -----------       ----------------  ----------------
Indonesia Rupiah (IDR) Put (2)          1/27/12      9,300.000 IDR    116,600,000,000   $       132,924
Indonesia Rupiah (IDR) Put (2)          1/30/12      9,300.000 IDR    116,400,000,000           128,040
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                 1/9/12      127.500                       90             9,000
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                 1/9/12      126.500                       14               875
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                 1/9/12      127.000                      153            11,475
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                 1/9/12      128.000                       11             1,513
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                 2/6/12      127.000                       72            33,300
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                3/12/12      127.500                       72            87,300
Japanese Yen (JPY)
Futures, 3/19/12 Put (2)                3/12/12      127.000                      206           216,300
Japanese Yen (JPY) Put (2)             10/23/12       85.000 JPY        1,214,000,000           139,088
Mexican Nuevo Peso (MXN)
Call (2)                                1/18/12       12.950 MXN          243,470,000             1,444
Mexican Nuevo Peso (MXN)
Call (2)                                1/18/12       12.950 MXN          243,470,000             1,444
New Zealand Dollar (NZD)
Call (2)                                1/13/12        0.840               10,735,000               121
New Zealand Dollar (NZD)
Call (2)                                1/17/12        0.840               10,505,000               446
New Zealand Dollar (NZD)
Call (2)                                1/17/12        0.840               10,725,000               455
South Korean Won (KRW)
Call (2)                                1/19/12    1,120.000 KRW        4,573,000,000             4,344
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Call (2)                                1/30/12      131.000                      829           712,422
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 1/30/12      128.000                    2,476           232,125
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 1/30/12      128.500                      436            54,500
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 1/30/12      129.500                      217            57,641
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 1/30/12      125.000                    1,737            27,141
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 1/30/12      125.500                      701            10,953
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 1/30/12      127.500                       50             3,125
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 2/27/12      123.500                      333            20,813
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 2/27/12      125.500                      333            36,422

                 36 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                      EXPIRATION    STRIKE
                                         DATE        PRICE           CONTRACTS            VALUE
                                      ----------   ---------       ---------------   ---------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put (2)                                 2/27/12    $ 126.500                   33    $         5,156
U.S. Treasury Nts.,
3.125%, 11/15/41 Call (2)               5/30/12      103.470          264,000,000         16,582,500
                                                                                     ---------------
Total Options Purchased (Cost $31,669,825)                                                21,230,147

                                       EXERCISE                        NOTIONAL
                                         DATE                           AMOUNT
                                      ----------                   ---------------
SWAPTIONS PURCHASED--0.2%
Goldman Sachs Group, Inc. (The);
Interest Rate Swaption (European);
Swap Terms; Paid: 2.495%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 11/22/22  (2)        11/23/12        2.500       $  140,900,000          3,747,200
UBS AG; Interest Rate Swaption
(European); Swap Terms; Paid:
2.215%; Received: Three-Month USD
BBA LIBOR; Termination Date:
12/4/22  (2)                            12/3/12        2.220          361,350,000         12,914,787
                                                                                     ---------------
Total Swaptions Purchased (Cost $24,170,753)                                              16,661,987

                                                                SHARES
                                                              -----------
INVESTMENT COMPANIES--23.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%  (1,18)                                                 592,533,661        592,533,661
Oppenheimer Master Event-Linked Bond Fund, LLC  (1)            14,954,797        168,484,206
Oppenheimer Master Loan Fund, LLC  (1)                         96,917,945      1,156,779,223
Oppenheimer Short Duration Fund, Cl. Y  (1)                     2,003,733         20,037,331
                                                                             ---------------
Total Investment Companies (Cost $1,970,425,280)                               1,937,834,421
TOTAL INVESTMENTS, AT VALUE (COST $9,242,201,837)                   103.8%     8,675,331,854
LIABILITIES IN EXCESS OF OTHER ASSETS                                (3.8)      (318,825,069)
                                                              -----------    ---------------
NET ASSETS                                                          100.0%   $ 8,356,506,785
                                                              ===========    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
HUF   Hungarian Forint
IDR   Indonesia Rupiah
ILS   Israeli Shekel

                 37 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RUR   Russian Ruble
SGD   Singapore Dollar
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
ZAR   South African Rand

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES         GROSS            GROSS          SHARES
                                      SEPTEMBER 30, 2011    ADDITIONS       REDUCTIONS   DECEMBER 30, 2011
                                      ------------------   ----------      -----------   -----------------
Arco Capital Corp. Ltd.                        2,494,716            -                -           2,494,716
Greektown Superholdings, Inc.                      8,267            -                -               8,267
Greektown Superholdings, Inc.,
Series A-1                                       109,250            -                -             109,250
Oppenheimer Global Strategic
Income Fund (Cayman) Ltd. (a)                          -       15,000                -              15,000
Oppenheimer Institutional Money
Market Fund, Cl. E                           757,814,623  489,382,092      654,663,054         592,533,661
Oppenheimer Master Event-Linked
Bond Fund, LLC                                15,272,235            -          317,438          14,954,797
Oppenheimer Master Loan Fund, LLC             98,621,193            -        1,703,248          96,917,945
Oppenheimer Short Duration Fund,
Cl. Y                                          2,000,139        3,594                -           2,003,733

                                                                                   REALIZED
                                                  VALUE         INCOME            GAIN (LOSS)
                                            ---------------  ------------       -------------
Arco Capital Corp. Ltd.                     $     4,989,432  $          -       $          -
Greektown Superholdings, Inc.                       500,650             -                  -
Greektown Superholdings, Inc., Series
A-1                                               7,112,175             -                  -
Oppenheimer Global Strategic Income
Fund (Cayman) Ltd. (a)                            1,482,518             -                  -
Oppenheimer Institutional Money Market
Fund, Cl. E                                     592,533,661       317,563                  -
Oppenheimer Master Event-Linked Bond
Fund, LLC                                       168,484,206     3,752,376 (b)        797,663  (b)
Oppenheimer Master Loan Fund, LLC             1,156,779,223    21,865,598 (c)     (2,800,696) (c)
Oppenheimer Short Duration Fund, Cl. Y           20,037,331        28,098                  -
                                            ---------------  ------------       ------------
                                            $ 1,951,919,196  $ 25,963,635       $ (2,003,033)
                                            ===============  ============       ============

a.    Investment in a wholly-owned subsidiary. See accompanying Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.


                 38 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

2.    Non-income producing security.

3. Represents the current interest rate for a variable or increasing rate security.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Restricted security. The aggregate value of restricted securities as of December 30, 2011 was $260,136,117, which represents 3.11% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                     UNREALIZED
                                                   ACQUISITION                                      APPRECIATION
SECURITY                                              DATES            COST           VALUE        (DEPRECIATION)
--------------------------------------------     ---------------   ------------   --------------   -------------
Arco Capital Corp. Ltd.                                  2/27/07   $ 37,420,740   $    4,989,432   $ (32,431,308)
Citigroup Funding, Inc., ALROSA Russia
Corporate Bond Credit Linked Unsec. Nts.,
8.25%, 6/25/15                                            3/1/11      2,540,282        2,249,074        (291,208)
Citigroup Funding, Inc., Russian Federation
Credit Linked Bonds, 6.70%, 2/8/13                        3/2/11      5,277,612        4,631,207        (646,405)
Citigroup Global Markets Holdings, Inc.,
Colombia (Republic of) Credit Linked Bonds,
11.25%, 10/25/18                                         12/9/08      3,451,769        5,072,839       1,621,070
Citigroup Global Markets Holdings, Inc.,
Dominican Republic Unsec. Credit Linked
Nts., 15%, 3/12/12                                        3/7/07      5,482,278        4,733,525        (748,753)
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts.,
5/1/16                                            4/21/10-5/3/11      9,974,424        9,847,567        (126,857)
Deutsche Alt-A Securities, Inc., Mtg.
Pass-Through Certificates, Series 2007-RS1,
Cl. A2, 0.794%, 1/27/37                                  5/29/08      2,568,257        1,603,902        (964,355)
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, Series 128, 3.006%,
5/6/25                                                   10/8/10      3,285,856        3,267,180         (18,676)
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.338%, 5/6/25                      4/16/09      3,347,576        3,428,152          80,576
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.266%, 5/6/25                      8/18/09      3,582,169        3,647,136          64,967
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.238%, 5/6/25                      9/25/09      4,494,279        4,565,294          71,015
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.187%, 5/6/25                     12/17/09      3,954,806        3,999,913          45,107
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.134%, 5/6/25                      3/30/10      3,191,306        3,212,572          21,266
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.10%, 5/6/25                       5/18/10      3,582,394        3,593,989          11,595
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.061%, 5/6/25                      7/16/10      4,164,066        4,162,890          (1,176)
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Nts., 12.424%, 12/31/17                    9/19/07     19,229,445       27,904,566       8,675,121
Deutsche Bank AG, JSC VTB Bank Credit
Linked Nts., 12%, 6/19/12                                6/30/11      9,640,990        9,147,398        (493,592)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2A, 8.287%, 5/22/15                     5/21/08        173,895          125,180         (48,715)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2B, 8.287%, 5/22/15                     6/12/08        297,596          219,005         (78,591)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2C, 8.287%, 5/22/15                     6/18/08      4,615,780        3,302,058      (1,313,722)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2D, 8.287%, 5/22/15                      7/8/08        336,091          240,649         (95,442)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2E, 8.287%, 5/22/15                     7/15/08        244,584          174,836         (69,748)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2F, 8.287%, 5/22/15                      8/8/08        158,390          111,659         (46,731)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2G, 8.287%, 5/22/15                     8/22/08         28,080           20,563          (7,517)
DLJ Ltd., Collateralized Bond Obligations,
Series 1A, Cl. C2, 11.96%, 4/15/11                        4/9/99     15,000,000              150     (14,999,850)

                 39 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

DLJ Mortgage Acceptance Corp., Commercial
Mtg. Obligations, Series 1997-CF2, Cl. B30C,
6.99%, 10/15/30                                           6/27/01     19,251,450       4,897,450    (14,354,000)
Eirles Two Ltd. Sec. Nts., Series 324,
3.798%, 4/30/12                                           4/17/07     15,003,232      13,785,000     (1,218,232)
Eirles Two Ltd. Sec. Nts., Series 335,
2.248%, 4/30/12                                           9/17/07     17,451,886      16,712,500       (739,386)
Embarcadero Aircraft Securitization Trust,
Airplane Receivable Nts., Series 2000-A, Cl.
B, 0.656%, 8/15/25                                        8/17/00      2,730,094               -     (2,730,094)
Empresa de Energia de Bogota SA ESP, 6.125%
Sr. Unsec. Unsub. Nts., 11/10/21                 11/3/11-12/16/11      3,236,199       3,291,613         55,414
Goldman Sachs Asset Management CBO Ltd.,
Sub. Collateralized Bond Obligations, Series
1A, Cl. D, 12.54%, 6/13/11                        6/8/99-12/31/04      3,846,847               -     (3,846,847)
Goldman Sachs Capital Markets LP, Colombia
(Republic of) Credit Linked Nts., 10.479%,
2/8/37                                                    1/18/07     24,631,800       6,712,343    (17,919,457)
Hallertau SPC Credit Linked Nts., Series
2007-01, 2.838%, 12/20/17                       12/13/07-10/23/09     22,962,157      19,869,600     (3,092,557)
Hallertau SPC Credit Linked Nts., Series
2008-01, 9.878%, 8/2/10                           4/18/08-10/1/08     19,017,779       2,036,978    (16,980,801)
Hallertau SPC Credit Linked Nts., Series
2008-2A, 8.14%, 9/17/13                                  10/23/08     32,754,592      18,284,741    (14,469,851)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr.
Sec. Sub. Term Nts., Series 2007-1A, Cl. B,
2.152%, 8/15/22                                           11/6/07     18,681,501      13,650,000     (5,031,501)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr.
Sec. Sub. Term Nts., Series 2007-1A, Cl. C,
3.452%, 8/15/22                                            6/8/07     17,780,000      11,201,400     (6,578,600)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr.
Sec. Sub. Term Nts., Series 2007-1A, Cl. D,
5.452%, 8/15/22                                            6/8/07     17,780,000      11,557,000     (6,223,000)
JPMorgan Chase & Co., Colombia (Republic of)
Credit Linked Nts., 11%, 7/28/20                          8/24/10      3,355,482       3,039,696       (315,786)
JPMorgan Chase Bank NA, Russian Federation
Credit Linked Bonds, Series 2, 7.15%, 1/25/13             2/28/11      6,386,579       5,695,669       (690,910)
JPMorgan Hipotecaria su Casita, 7.973% Sec.
Nts., 8/26/35                                             3/21/07      1,834,690       1,624,276       (210,414)
Lehman Brothers Treasury Co. BV, Microvest
Capital Management LLC Credit Linked Nts.,
7.55%, 5/24/12                                            6/20/07      3,639,977       1,107,180     (2,532,797)
Madison Avenue CDO Ltd., Collateralized Debt
Obligations, Series 2A, Cl. C1, 2.787%,
3/24/14                                                   2/23/01      3,209,935          43,653     (3,166,282)
Merrill Lynch, Colombia (Republic of) Credit

Linked Nts., 10%, 11/17/16                               10/20/06      3,387,746       4,135,156        747,410
NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates, Series
1999-I, Cl. ECFD, 3.405%, 1/25/29                         8/10/10      4,377,854         402,761     (3,975,093)
Norske Skogindustrier ASA, 6.125% Unsec.
Bonds, 10/15/15                                     3/7/11-4/6/11      5,094,685       3,388,000     (1,706,685)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08                 3/6/98     10,532,095               -    (10,532,095)
Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables Nts.,
Series 2011-S1A, Cl. D, 3.10%, 5/15/17             2/4/11-4/14/11        845,526         836,995         (8,531)
Southern States Cooperative, Inc., 11.25%
Sr. Nts., 5/15/15                                 4/28/10-9/23/10      9,363,264       9,727,100        363,836
Standard Bank Group Ltd., Ghana (Republic
of) Credit Linked Bonds, 10.038%, 1/25/12                 9/16/11      4,070,139       3,886,270       (183,869)
                                                                   -------------    ------------  -------------
                                                                   $ 417,268,174    $260,136,117  $(157,132,057)
                                                                   =============    ============  =============

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,384,849,959 or 16.57% of the Fund's net assets as of December 30, 2011.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

8. When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See accompanying Notes.

9. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $37,542,014 or 0.45% of the Fund's net assets as of December 30, 2011.

10. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

11. All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $23,333,748. See accompanying Notes.

12. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $49,414,452. See accompanying Notes.

13.   Zero coupon bond reflects effective yield on the date of purchase.

                 40 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

14. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

15.   Interest or dividend is paid-in-kind, when applicable.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

18.   Rate shown is the 7-day yield as of December 30, 2011.


VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                LEVEL 2--          LEVEL 3--
                                           LEVEL 1--              OTHER           SIGNIFICANT
                                          UNADJUSTED           SIGNIFICANT       UNOBSERVABLE
                                         QUOTED PRICES      OBSERVABLE INPUTS       INPUTS             VALUE
                                      -------------------  -------------------  --------------  --------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary               $         1,482,518  $                --  $           --  $          1,482,518
Asset-Backed Securities                                --           34,405,773      36,408,400            70,814,173
Mortgage-Backed Obligations                            --        1,648,842,587       3,775,483         1,652,618,070
U.S. Government Obligations                            --          419,327,287              --           419,327,287
Foreign Government Obligations                         --        1,796,978,236              --         1,796,978,236
Loan Participations                                    --           76,364,167              --            76,364,167
Corporate Bonds and Notes                              --        2,194,406,414              --         2,194,406,414
Preferred Stocks                                       --           10,649,100       7,112,175            17,761,275
Common Stocks                                  26,629,711           19,634,300         532,650            46,796,661
Rights, Warrants and Certificates                      --                   --           1,125                 1,125
Structured Securities                                  --          402,241,139      20,814,234           423,055,373
Options Purchased                               3,872,702           17,357,445              --            21,230,147
Swaptions Purchased                                    --           16,661,987              --            16,661,987
Investment Companies                          612,570,992        1,325,263,429              --         1,937,834,421
                                      -------------------   ------------------  --------------  --------------------
Total Investments, at Value                   644,555,923        7,962,131,864      68,644,067         8,675,331,854
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                            --           14,671,453              --            14,671,453
Depreciated swaps, at value                            --            2,830,124              --             2,830,124
Futures margins                                 3,523,886                   --              --             3,523,886
Foreign currency exchange contracts                    --           24,812,975              --            24,812,975
                                      -------------------   ------------------  --------------  --------------------
Total Assets                          $       648,079,809   $    8,004,446,416  $   68,644,067  $      8,721,170,292
                                      -------------------   ------------------  --------------  --------------------

                 41 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value           $             --     $      (8,275,992)   $         --      $   (8,275,992)
Depreciated swaps, at value                         --           (12,137,042)             --         (12,137,042)
Appreciated options written, at value       (4,745,651)             (584,281)             --          (5,329,932)
Depreciated options written, at value       (3,503,154)                   --              --          (3,503,154)
Appreciated swaptions written, at
value                                               --            (6,730,098)             --          (6,730,098)
Depreciated swaptions written, at
value                                               --           (21,602,743)             --         (21,602,743)
Futures margins                             (1,067,389)                   --              --          (1,067,389)
Foreign currency exchange contracts                 --           (35,305,849)             --         (35,305,849)
                                      ----------------     -----------------    ------------      --------------
Total Liabilities                     $     (9,316,194)    $     (84,636,005)   $         --      $  (93,952,199)
                                      ----------------     -----------------    ------------      --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS        VALUE       PERCENT
-------------------  ---------------  ---------
United States        $ 5,466,536,382    63.0%
Brazil                   424,775,516     4.9
Mexico                   266,625,845     3.1
Indonesia                260,545,070     3.0
Russia                   244,188,785     2.8
South Africa             229,135,199     2.6
Turkey                   182,526,621     2.1
Japan                    170,926,862     2.0
Poland                   114,284,981     1.3
Colombia                 111,023,512     1.3
Peru                      96,242,126     1.1
Venezuela                 92,736,226     1.1
Ukraine                   80,271,792     0.9
Supranational             68,013,080     0.8
Kazakhstan                67,708,650     0.8
United Kingdom            66,098,725     0.8
Hungary                   63,571,047     0.7
Canada                    55,756,753     0.6
Philippines               54,742,354     0.6
India                     53,996,356     0.6
Argentina                 49,089,881     0.6
Italy                     42,868,473     0.5
Malaysia                  35,276,651     0.4
Australia                 33,036,213     0.4
Uruguay                   32,087,088     0.4
Germany                   28,777,728     0.3
The Netherlands           28,593,916     0.3

                 42 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Panama                                 21,997,763      0.3
Israel                                 21,901,794      0.3
Dominican Republic                     21,223,448      0.3
Korea, Republic of South               19,280,706      0.2
France                                 18,827,963      0.2
Chile                                  18,580,239      0.2
Spain                                  17,531,199      0.2
Qatar                                  15,243,463      0.2
Belgium                                14,527,126      0.2
Luxembourg                             12,499,245      0.2
Sri Lanka                              12,378,429      0.1
Trinidad & Tobago                      10,971,800      0.1
Austria                                10,567,265      0.1
Ghana                                  10,073,770      0.1
United Arab Emirates                    6,599,175      0.1
Nigeria                                 6,336,000      0.1
China                                   3,951,125      0.1
Norway                                  3,388,000       --
Denmark                                 3,353,693       --
Finland                                 2,299,874       --
Singapore                               1,614,440       --
Greece                                  1,249,091       --
Ivory Coast                               777,700       --
European Union                            721,692       --
New Zealand                                 1,022       --
                                 ----------------    -----
Total                            $  8,675,331,854    100.0%
                                 ================    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                              CONTRACT AMOUNT         EXPIRATION                    UNREALIZED    UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL      (000'S)               DATES           VALUE      APPRECIATION  DEPRECIATION
----------------------------------  --------  ---------------       ---------------  ------------  ------------  ------------
BANK OF AMERICA:
British Pound Sterling (GBP)            Sell               30  GBP          1/25/12  $     46,579  $        126  $          -
Euro (EUR)                              Sell           17,415  EUR  1/23/12-1/27/12    22,543,334     1,359,356             -
Hungarian Forint (HUF)                  Sell        6,536,000  HUF          1/11/12    26,817,679     2,151,424             -
New Turkish Lira (TRY)                  Sell           49,900  TRY          4/25/12    25,662,474       415,393             -
Peruvian New Sol (PEN)                  Sell           68,500  PEN          1/17/12    25,363,904             -       361,261
Singapore Dollar (SGD)                   Buy           27,090  SGD          1/17/12    20,884,670             -       314,172
South African Rand (ZAR)                Sell          441,730  ZAR          2/15/12    54,306,138       599,211             -
South Korean Won (KRW)                   Buy       38,289,000  KRW  1/17/12-1/25/12    33,173,541       312,264             -
South Korean Won (KRW)                  Sell        4,731,000  KRW          1/25/12     4,098,915             -         6,354
Swedish Krona (SEK)                     Sell           16,450  SEK          1/27/12     2,386,756        13,372             -
Swiss Franc (CHF)                       Sell            8,850  CHF          1/27/12     9,426,517        76,227             -
                                                                                                   ------------  ------------
                                                                                                      4,927,373       681,787
BANK OF AMERICA EM
Colombian Peso (COP)                     Buy        1,080,000  COP           2/1/12       559,807             -           649
BANK PARIBAS ASIA - FGN:
Euro (EUR)                              Sell            3,710  EUR          1/25/12     4,802,485       244,821             -
Swiss Franc (CHF)                       Sell            2,270  CHF          1/25/12     2,417,787             -        12,270
                                                                                                   ------------  ------------
                                                                                                        244,821        12,270
BARCLAY'S CAPITAL:
Chilean Peso (CLP)                      Sell        1,232,000  CLP          1/20/12     2,364,180             -        49,260

                 43 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Euro (EUR)                              Buy               200  EUR           2/1/12       258,908             -         6,416
Euro (EUR)                             Sell            12,480  EUR   1/25/12-2/1/12    16,155,096       455,973             -
Hungarian Forint (HUF)                  Buy           133,000  HUF          1/11/12       545,709             -        22,590
Hungarian Forint (HUF)                 Sell         1,256,000  HUF          6/12/12     5,070,893     1,408,344             -
Israeli Shekel (ILS)                   Sell             7,580  ILS           4/2/13     1,979,661        21,448             -
Norwegian Krone (NOK)                   Buy            10,100  NOK           2/1/12     1,686,829             -        52,276
Norwegian Krone (NOK)                  Sell             8,800  NOK          1/25/12     1,470,083        45,714             -
Polish Zloty (PLZ)                     Sell            15,655  PLZ   1/11/12-2/1/12     4,528,963       100,748           656
Russian Ruble (RUR)                     Buy            14,450  RUR          1/19/12       447,459             -         9,675
Russian Ruble (RUR)                    Sell         2,041,700  RUR   1/11/12-2/2/12    63,195,801     1,073,305       909,400
Swedish Krona (SEK)                     Buy           501,440  SEK   2/1/12-2/10/12    72,710,776             -     3,327,597
                                                                                                   ------------  ------------
                                                                                                      3,105,532     4,377,870
CITIGROUP:
British Pound Sterling (GBP)            Buy             1,440  GBP           2/1/12     2,235,636         5,625             -
Czech Koruna (CZK)                     Sell            13,100  CZK           2/1/12       663,221         7,365             -
Euro (EUR)                             Sell            46,185  EUR  1/23/12-5/10/12    59,787,789     1,665,795             -
Hungarian Forint (HUF)                  Buy         1,318,000  HUF          1/11/12     5,407,849             -       238,245
Hungarian Forint (HUF)                 Sell         1,874,000  HUF  1/11/12-6/12/12     7,639,131     1,014,944             -
Mexican Nuevo Peso (MXN)                Buy            32,500  MXN          1/11/12     2,326,645             -        85,401
Mexican Nuevo Peso (MXN)               Sell           217,900  MXN   1/11/12-2/1/12    15,598,860       359,093             -
New Taiwan Dollar (TWD)                Sell           511,000  TWD           2/8/12    16,890,162        19,170             -
Norwegian Krone (NOK)                   Buy             8,800  NOK          1/25/12     1,470,083             -       104,678
South African Rand (ZAR)               Sell            66,450  ZAR          3/12/12     8,139,518             -       110,743
Swedish Krona (SEK)                    Sell            25,900  SEK           2/1/12     3,756,923             -        60,609
Swiss Franc (CHF)                      Sell             1,935  CHF          1/17/12     2,060,679        14,900             -
                                                                                                   ------------  ------------
                                                                                                      3,086,892       599,676
CITIGROUP EM:
Brazilian Real (BRR)                    Buy            29,650  BRR           2/2/12    15,764,446             -        86,083
Brazilian Real (BRR)                   Sell           105,715  BRR           2/2/12    56,207,030       306,923             -
Chilean Peso (CLP)                      Buy         1,232,000  CLP          1/20/12     2,364,180             -        21,106
Colombian Peso (COP)                   Sell        16,243,000  COP    2/1/12-2/9/12     8,415,606         3,279        31,753
Egyptian Pounds (EGP)                   Buy            66,330  EGP          2/13/12    10,469,981             -       234,737
Mexican Nuevo Peso (MXN)               Sell           127,800  MXN          1/11/12     9,149,085             -       220,134
                                                                                                   ------------  ------------
                                                                                                        310,202       593,813
CREDIT SUISSE:
Malaysian Ringgit (MYR)                 Buy           223,115  MYR          1/31/12    70,225,038        19,629       573,833
New Turkish Lira (TRY)                 Sell            18,210  TRY          7/17/13     8,589,840       230,000             -
South African Rand (ZAR)               Sell           405,350  ZAR          1/11/12    50,114,809             -       454,170
Swiss Franc (CHF)                      Sell             2,550  CHF           2/1/12     2,716,380        67,714         1,876
                                                                                                   ------------  ------------
                                                                                                        317,343     1,029,879
CREDIT SUISSE EM
Russian Ruble (RUR)                     Buy            49,030  RUR          1/24/12     1,517,153             -        35,411
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)                Sell            19,950  AUD          1/27/12    20,336,334       232,116             -
Canadian Dollar (CAD)                   Buy               790  CAD          1/24/12       775,028             -         7,058
Chinese Renminbi (Yuan) (CNY)           Buy           105,780  CNY           1/6/12    16,803,814       385,247             -
Euro (EUR)                             Sell            65,600  EUR          1/25/12    84,917,262     2,649,096             -
Hungarian Forint (HUF)                 Sell         3,831,000  HUF          1/11/12    15,718,869     1,157,783             -
Mexican Nuevo Peso (MXN)               Sell             3,000  MXN           2/1/12       214,365             -         4,665

                 44 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Polish Zloty (PLZ)                     Sell            64,390  PLZ          1/11/12    18,639,376       168,971             -
Singapore Dollar (SGD)                  Buy               560  SGD          1/17/12       431,724         1,464             -
South African Rand (ZAR)               Sell           381,815  ZAR          3/12/12    46,768,849             -       306,900
                                                                                                   ------------  ------------
                                                                                                      4,594,677       318,623
DEUTSCHE BANK EM:
Chinese Renminbi (Yuan) (CNY)          Sell           105,780  CNY           1/6/12    16,803,814             -       283,413
Egyptian Pounds (EGP)                   Buy            37,130  EGP           1/9/12     6,077,869             -        29,039
Israeli Shekel (ILS)                   Sell            11,240  ILS          3/30/12     2,945,223        41,915             -
Mexican Nuevo Peso (MXN)               Sell           120,820  MXN          3/15/12     8,605,851       100,328             -
New Turkish Lira (TRY)                  Buy           118,660  TRY          2/10/12    62,046,189             -     3,642,473
Singapore Dollar (SGD)                  Buy            16,440  SGD          1/17/12    12,674,196             -       241,194
South African Rand (ZAR)                Buy           132,870  ZAR          2/14/12    16,337,266       427,740             -
South Korean Won (KRW)                  Buy        12,298,000  KRW          1/25/12    10,654,926             -       104,479
                                                                                                   ------------  ------------
                                                                                                        569,983     4,300,598
GOLDMAN SACHS EM:
Brazilian Real (BRR)                   Sell            92,120  BRR           2/2/12    48,978,779       214,856             -
Mexican Nuevo Peso (MXN)                Buy           464,600  MXN          1/11/12    33,260,290             -     1,450,940
Mexican Nuevo Peso (MXN)               Sell           267,200  MXN          1/11/12    19,128,604             -       261,612
New Turkish Lira (TRY)                  Buy            57,615  TRY          1/18/12    30,288,379             -       165,133
Polish Zloty (PLZ)                     Sell            59,835  PLZ          1/11/12    17,320,812       667,103             -
                                                                                                   ------------  ------------
                                                                                                        881,959     1,877,685
GOLDMAN, SACHS & CO.:
British Pound Sterling (GBP)           Sell             8,540  GBP   1/27/12-2/1/12    13,259,171       337,024             -
Canadian Dollar (CAD)                   Buy                30  CAD           2/1/12        29,426           788             -
Canadian Dollar (CAD)                  Sell               490  CAD           2/1/12       480,625             -        12,862
Euro (EUR)                              Buy            65,230  EUR  1/27/12-2/10/12    84,447,288             -     4,775,776
Euro (EUR)                             Sell            28,081  EUR   1/3/12-2/27/12    36,351,037     1,089,381             -
Hungarian Forint (HUF)                  Buy         1,065,000  HUF          1/11/12     4,369,772             -       210,328
Hungarian Forint (HUF)                 Sell           113,000  HUF          1/11/12       463,647        18,904             -
Japanese Yen (JPY)                      Buy         1,954,000  JPY   1/27/12-2/1/12    25,397,147            87       451,577
Japanese Yen (JPY)                     Sell         6,618,000  JPY   1/17/12-2/2/12    86,013,946             -     1,114,839
Mexican Nuevo Peso (MXN)               Sell           521,440  MXN          1/11/12    37,329,414       993,089             -
New Turkish Lira (TRY)                  Buy            57,130  TRY  1/18/12-4/25/12    29,671,356             -       555,829
New Zealand Dollar (NZD)                Buy               860  NZD           2/1/12       667,839        16,492             -
New Zealand Dollar (NZD)               Sell             1,220  NZD           2/1/12       947,400             -        23,396
Swedish Krona (SEK)                     Buy            23,770  SEK          1/25/12     3,449,203             -       101,473
Swedish Krona (SEK)                    Sell            86,410  SEK          1/27/12    12,537,360       108,783             -
Swiss Franc (CHF)                      Sell             8,835  CHF          1/27/12     9,410,539        12,074             -
                                                                                                   ------------  ------------
                                                                                                      2,576,622     7,246,080
HSBC EM
New Turkish Lira (TRY)                 Sell            77,930  TRY  1/18/12-7/17/13    40,053,395     1,101,014             -
JP MORGAN CHASE:
Australian Dollar (AUD)                 Buy                30  AUD           2/1/12        30,563         1,658             -
Australian Dollar (AUD)                Sell             3,800  AUD   1/18/12-2/1/12     3,877,536             -        16,569
Canadian Dollar (CAD)                   Buy             3,730  CAD          1/18/12     3,659,820             -         9,793
Canadian Dollar (CAD)                  Sell               970  CAD          1/24/12       951,617        17,005             -
Euro (EUR)                              Buy             7,205  EUR          1/27/12     9,326,788             -       324,650
Hungarian Forint (HUF)                  Buy         3,983,000  HUF          1/11/12    16,342,536             -        35,605
Indian Rupee (INR)                     Sell            33,940  INR          1/31/12       634,751        40,672             -

                 45 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Mexican Nuevo Peso (MXN)                Buy            18,800  MXN           2/1/12     1,343,352             -        24,040
Mexican Nuevo Peso (MXN)               Sell            12,800  MXN           2/1/12       914,623        18,451             -
Philippines Peso (PHP)                 Sell           473,000  PHP          1/23/12    10,774,246             -        36,448
Polish Zloty (PLZ)                     Sell            56,420  PLZ          1/11/12    16,332,250        46,392             -
Russian Ruble (RUR)                    Sell            14,450  RUR          1/19/12       447,459         2,417             -
South African Rand (ZAR)                Buy           530,985  ZAR          2/10/12    65,324,540             -     1,394,691
South Korean Won (KRW)                 Sell         4,328,000  KRW          1/25/12     3,749,758        10,778             -
Swedish Krona (SEK)                     Buy           102,860  SEK          1/27/12    14,924,116             -       625,863
                                                                                                    -----------   -----------
                                                                                                        137,373     2,467,659
JP MORGAN EM:
Egyptian Pounds (EGP)                   Buy            37,130  EGP           3/5/12     5,808,402       122,338             -
Egyptian Pounds (EGP)                  Sell            37,130  EGP           1/9/12     6,077,869        29,039             -
Indonesia Rupiah (IDR)                 Sell       205,358,000  IDR          3/19/12    22,466,781             -       205,751
South Korean Won (KRW)                  Buy         1,249,000  KRW          1/25/12     1,082,127             -        19,284
                                                                                                    -----------   -----------
                                                                                                        151,377       225,035
NOMURA SECURITIES:
British Pound Sterling (GBP)            Buy             6,120  GBP   1/23/12-2/1/12     9,502,212             -        10,978
British Pound Sterling (GBP)           Sell             3,115  GBP   1/25/12-2/1/12     4,836,270        38,679           793
Euro (EUR)                             Sell            37,545  EUR          1/17/12    48,598,210     1,139,717             -
Hong Kong Dollar (HKD)                 Sell           130,540  HKD          1/17/12    16,808,605             -        29,092
Indian Rupee (INR)                      Buy           904,940  INR   1/31/12-2/8/12    16,900,483             -       499,761
Japanese Yen (JPY)                      Buy         1,046,000  JPY          1/25/12    13,594,979        56,175         3,836
New Zealand Dollar (NZD)                Buy             1,220  NZD           2/1/12       947,400        26,562             -
New Zealand Dollar (NZD)               Sell            13,680  NZD   1/27/12-2/1/12    10,626,589       305,938        45,224
Norwegian Krone (NOK)                   Buy           380,990  NOK   2/1/12-2/10/12    63,608,166            42     4,191,106
Norwegian Krone (NOK)                  Sell             1,300  NOK           2/1/12       217,117         7,999             -
Singapore Dollar (SGD)                 Sell            21,440  SGD           2/2/12    16,528,136       192,799             -
South Korean Won (KRW)                  Buy         4,328,000  KRW          1/25/12     3,749,758         7,432             -
South Korean Won (KRW)                 Sell           268,000  KRW          1/17/12       232,336         3,164             -
Swiss Franc (CHF)                       Buy             1,635  CHF          5/10/12     1,746,246             -        81,979
Swiss Franc (CHF)                      Sell             4,435  CHF          1/25/12     4,723,739             -        23,370
                                                                                                    -----------   -----------
                                                                                                      1,778,507     4,886,139
RBS GREENWICH CAPITAL
Czech Koruna (CZK)                     Sell           307,800  CZK          1/17/12    15,581,226       882,629             -
STATE STREET
New Turkish Lira (TRY)                  Buy            30,900  TRY          1/13/12    16,264,392             -       884,554
UBS INV BANK EM
Polish Zloty (PLZ)                      Buy           215,230  PLZ          2/10/12    62,123,088             -     5,559,302
WESTPAC:
Australian Dollar (AUD)                 Buy             5,550  AUD   1/18/12-2/1/12     5,660,383        74,211             -
Australian Dollar (AUD)                Sell             4,080  AUD   1/17/12-2/1/12     4,161,954             -        98,140
British Pound Sterling (GBP)           Sell             5,375  GBP          1/17/12     8,345,988        40,850             -
Canadian Dollar (CAD)                   Buy             6,090  CAD   1/24/12-2/1/12     5,974,111        17,965        16,816
Canadian Dollar (CAD)                  Sell            14,030  CAD   1/17/12-2/1/12    13,765,803             -        93,161
Japanese Yen (JPY)                      Buy           155,000  JPY           2/1/12     2,014,785        13,202           702
New Zealand Dollar (NZD)                Buy               570  NZD           2/1/12       442,638           443             -
                                                                                                    -----------   -----------
                                                                                                        146,671       208,819
                                                                                                    -----------   -----------
Total unrealized appreciation and depreciation                                                     $ 24,812,975  $ 35,305,849
                                                                                                   ============  ============

                 46 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

FUTURES CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                      UNREALIZED
                                              NUMBER OF  EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION                BUY/SELL  CONTRACTS     DATE        VALUE       (DEPRECIATION)
----------------------------------  --------  ---------  ----------  -------------  --------------
DAX Index                               Sell         75     3/16/12  $  14,317,608  $     (181,007)
Euro-Bundesobligation                    Buy         97      3/8/12     17,455,355         554,777
Euro-Bundesobligation                   Sell        252      3/8/12     45,347,932        (916,656)
Euro-Bundesobligation                   Sell        163      3/8/12     26,393,490        (450,931)
Euro-Schatz                             Sell        166      3/8/12     23,705,999         (80,757)
FTSE 100 Index                           Buy         32     3/16/12      2,751,149          23,145
FTSE 100 Index                          Sell        274     3/16/12     23,556,715        (334,236)
Japan Mini Bonds, 10 yr.                 Buy        151      3/8/12     27,957,659         103,148
NASDAQ 100 Index                        Sell        615     3/16/12     27,976,350         (14,930)
NIKKEI 225 Index                         Buy         51      3/8/12      2,802,780           7,443
NIKKEI 225 Index                        Sell        228      3/8/12     25,030,531         554,210
Standard & Poor's 500 E-Mini Index      Sell      1,119     3/16/12     70,082,970      (1,311,143)
U.S. Long Bonds                          Buy      1,602     3/21/12    231,989,625       1,987,236
U.S. Treasury Nts., 2 yr.                Buy      1,426     3/30/12    314,499,845          43,288
U.S. Treasury Nts., 2 yr.               Sell        512     3/30/12    112,920,001         (32,147)
U.S. Treasury Nts., 5 yr.                Buy      4,994     3/30/12    615,549,518       2,981,572
U.S. Treasury Nts., 5 yr.               Sell        498     3/30/12     61,382,391        (247,099)
U.S. Treasury Nts., 10 yr.               Buy      4,559     3/21/12    597,798,875       6,370,489
U.S. Treasury Nts., 10 yr.              Sell      1,787     3/21/12    234,320,375      (1,240,898)
U.S. Treasury Ultra Bonds                Buy        806     3/21/12    129,111,125         782,668
United Kingdom Long Gilt                Sell         30     3/28/12      5,448,658         (76,961)
                                                                                    --------------
                                                                                    $    8,521,211
                                                                                    ==============

WRITTEN OPTIONS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                                        UNREALIZED
                                             NUMBER OF       EXERCISE         EXPIRATION    PREMIUMS                   APPRECIATION/
DESCRIPTION                         TYPE     CONTRACTS         PRICE             DATE       RECEIVED        VALUE     (DEPRECIATION)
----------------------------------  ----  ---------------  ------------       ----------  ------------  ------------  --------------
Australian Dollar (AUD)              Put       11,010,000  $      0.920          1/13/12  $    187,912  $        (12)  $    187,900
Australian Dollar (AUD)              Put        7,155,000         0.949          1/13/12       143,037          (366)       142,671
Australian Dollar (AUD)              Put        7,150,000         0.959          1/13/12       150,150        (1,047)       149,103
Australian Dollar (AUD)              Put        3,575,000         0.923          1/17/12        63,778           (46)        63,732
Australian Dollar (AUD) Futures      Put              543        93.000           1/9/12       205,243        (2,715)       202,528
Australian Dollar (AUD) Futures      Put              362        97.000           1/9/12         4,735        (5,430)          (695)
Euro (EUR)                          Call        3,575,000         1.450          1/13/12        59,043             -         59,043
Euro (EUR)                           Put        3,580,000         1.290          1/18/12        66,733       (44,140)        22,593
Euro (EUR) 90 Day Futures            Put            1,335        98.625          2/13/12        65,212        (8,344)        56,868
Euro (EUR) 90 Day Futures            Put              668        98.750          1/16/12        32,632        (4,175)        28,457
Euro (EUR) FX Futures                Put              270         1.210          3/12/12       347,755      (286,875)        60,880
Euro-Bundesobligation Futures        Put            3,612       131.000  EUR     1/30/12     1,076,618      (186,993)       889,625
Euro-Bundesobligation Futures        Put              721       130.500  EUR     2/27/12       347,661      (139,973)       207,688
Euro-Bundesobligation Futures        Put              541       133.000  EUR     1/30/12       267,924       (70,019)       197,905
Euro-Bundesobligation Futures       Call            1,010       142.000  EUR     1/30/12       555,670      (457,516)        98,154
Euro-Bundesobligation Futures       Call              486       141.000  EUR     1/30/12       332,881      (371,112)       (38,231)
Euro-Bundesobligation Futures       Call              360       141.000  EUR     2/27/12       513,453      (540,478)       (27,025)
Euro-Bundesobligation Futures       Call            1,261       140.000  EUR     2/27/12     1,649,630    (2,529,671)      (880,041)

                 47 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Indonesia Rupiah (IDR)              Call   216,900,000,000    8,650.000  IDR     1/27/12       193,585        (2,169)       191,416
Indonesia Rupiah (IDR)              Call   108,500,000,000    8,650.000  IDR     1/27/12        95,583        (1,085)        94,498
Indonesia Rupiah (IDR)              Call   107,700,000,000    8,600.000  IDR     1/30/12        75,766        (1,077)        74,689
Indonesia Rupiah (IDR)               Put   251,300,000,000   10,020.000  IDR     1/27/12       214,432       (20,104)       194,328
Indonesia Rupiah (IDR)               Put   125,400,000,000   10,000.000  IDR     1/27/12       109,976       (11,286)        98,690
Indonesia Rupiah (IDR)               Put   124,600,000,000    9,950.000  IDR     1/30/12        90,161       (17,444)        72,717
Japanese Yen (JPY) Futures          Call               36       139.000          3/12/12         8,911       (10,350)        (1,439)
Japanese Yen (JPY) Futures          Call              216       140.000          3/12/12        73,374       (48,600)        24,774
Japanese Yen (JPY) Futures          Call               17       140.500          3/12/12        29,078        (3,400)        25,678
Japanese Yen (JPY) Futures           Put              217       121.000          3/12/12        44,652       (46,113)        (1,461)
Japanese Yen (JPY) Futures           Put              109       120.000          3/12/12        22,893       (17,713)         5,180
Japanese Yen (JPY) Futures           Put              181       124.000           1/9/12        18,187        (4,525)        13,662
Japanese Yen (JPY) Futures           Put              181       125.500           1/9/12        15,608        (7,919)         7,689
Japanese Yen (JPY) Futures           Put              144       123.000           2/6/12        28,617       (14,400)        14,217
Japanese Yen (JPY) Futures           Put              180       117.000          3/12/12        33,521       (13,500)        20,021
Japanese Yen (JPY) Futures           Put               60       123.000           1/9/12         4,604          (750)         3,854
Japanese Yen (JPY) Futures           Put               15       126.000           1/9/12         3,907          (750)         3,157
Mexican Nuevo Peso (MXN)            Call      231,820,000        12.330  MXN     1/18/12       326,955            (5)       326,950
Mexican Nuevo Peso (MXN)            Call      231,535,000        12.315  MXN     1/18/12       206,812            (5)       206,807
Mexican Nuevo Peso (MXN)             Put      263,220,000        14.000  MXN     1/18/12       391,070      (229,386)       161,684
Mexican Nuevo Peso (MXN)             Put      263,220,000        14.000  MXN     1/18/12       315,488      (229,386)        86,102
New Zealand Dollar (NZD)             Put       10,735,000         0.753          1/13/12       159,946       (13,316)       146,630
New Zealand Dollar (NZD)             Put       10,725,000         0.740          1/17/12       148,327        (7,410)       140,917
New Zealand Dollar (NZD)             Put       10,505,000         0.737          1/17/12       140,038        (5,425)       134,613
South Korean Won (KRW)              Call    4,301,000,000     1,050.000  KRW     1/19/12        25,314             -         25,314
South Korean Won (KRW)               Put    5,197,000,000     1,272.000  KRW     1/19/12        88,577          (572)        88,005
U.S. Long Bonds Futures             Call            2,884       150.000          2/27/12     3,356,626    (3,154,375)       202,251
U.S. Treasury Nts. Futures, 10 yr.   Put            3,512       126.000          1/30/12       253,044      (109,750)       143,294
U.S. Treasury Nts. Futures, 10 yr.   Put            2,273       126.500          1/30/12       169,129       (71,031)        98,098
U.S. Treasury Nts. Futures, 10 yr.   Put            1,746       127.000          1/30/12       106,716       (81,844)        24,872
U.S. Treasury Nts. Futures, 10 yr.   Put              667       124.500          2/27/12       134,845       (52,109)        82,736
U.S. Treasury Nts. Futures, 10 yr.   Put               67       126.000          2/27/12        29,220        (8,375)        20,845
                                                                                          ------------  ------------  -------------
                                                                                          $ 12,985,029  $ (8,833,086) $   4,151,943
                                                                                          ============  ============  =============

Exercise price is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR              Euro
IDR              Indonesia Rupiah
KRW              South Korean Won
MXN              Mexican Nuevo Peso

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                 PAY/                   UPFRONT
                                         BUY/SELL    NOTIONAL  RECEIVE                  PAYMENT                    UNREALIZED
REFERENCE ENTITY/                         CREDIT      AMOUNT    FIXED   TERMINATION    RECEIVED/                  APPRECIATION
SWAP COUNTERPARTY                       PROTECTION   (000'S)    RATE       DATE         (PAID)        VALUE      (DEPRECIATION)
--------------------------------------  ----------  ---------  -------  -----------  ------------  ------------  --------------
BRAZIL (FEDERATIVE REPUBLIC OF)
Barclays Bank plc                             Sell  $  14,190    1.00%      3/20/17  $    423,541  $   (420,954) $        2,587
                                                    ---------                        ------------  ------------  --------------
                                             Total     14,190                             423,541      (420,954)          2,587

                 48 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

BRISTOL-MYERS SQUIBB CO.
Citibank NA                                   Sell     16,790    1.00      12/20/16      (572,222)      520,341         (51,881)
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,790                            (572,222)      520,341         (51,881)
CDX EMERGING MARKET INDEX, SERIES 16:
Bank of America NA                             Buy     40,265    5.00      12/20/16     3,625,416    (3,479,066)        146,350
Barclays Bank plc                              Buy     39,475    5.00      12/20/16     3,538,495    (3,410,807)        127,688
                                                    ---------                        ------------  ------------  --------------
                                             Total     79,740                           7,163,911    (6,889,873)        274,038
GATX CORP.
UBS AG                                        Sell     16,790    1.00      12/20/16       893,370      (886,394)          6,976
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,790                             893,370      (886,394)          6,976
GOODRICH CORP.
Deutsche Bank AG                              Sell     16,930    1.00      12/20/16      (626,241)      629,243           3,002
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,930                            (626,241)      629,243           3,002
HALLIBURTON CO.
Credit Suisse International                    Buy     16,790    1.00      12/20/16        50,592        19,401          69,993
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,790                              50,592        19,401          69,993
HEWLETT-PACKARD CO.
Credit Suisse International                    Buy     16,790    1.00      12/20/16      (312,558)      372,469          59,911
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,790                            (312,558)      372,469          59,911
HUNGARY (REPUBLIC OF)
HSBC Bank USA NA                              Sell     11,040    1.00       3/20/17     2,247,207    (2,478,696)       (231,489)
                                                    ---------                        ------------  ------------  --------------
                                             Total     11,040                           2,247,207    (2,478,696)       (231,489)
INGERSOLL-RAND CO.
Deutsche Bank AG                               Buy     16,930    1.00      12/20/16       442,717      (509,322)        (66,605)
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,930                             442,717      (509,322)        (66,605)
ISTANBUL BOND CO. SA FOR FINANSBANK AS
Morgan Stanley Capital Services,
Inc.                                          Sell     15,590    1.30       3/24/13             -      (678,306)       (678,306)
                                                    ---------                        ------------  ------------  --------------
                                             Total     15,590                                   -      (678,306)       (678,306)
JAPAN:
JPMorgan Chase Bank NA                        Sell      1,770    1.00       9/20/16         6,869       (31,419)        (24,550)
JPMorgan Chase Bank NA                        Sell      1,785    1.00       9/20/16         6,186       (31,685)        (25,499)
JPMorgan Chase Bank NA                        Sell      1,790    1.00       9/20/16         9,439       (31,774)        (22,335)
                                                    ---------                        ------------  ------------  --------------
                                             Total      5,345                              22,494       (94,878)        (72,384)
MCDONALD'S CORP.
Deutsche Bank AG                              Sell     16,790    1.00      12/20/16      (674,256)      625,206         (49,050)
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,790                            (674,256)      625,206         (49,050)
PERU (REPUBLIC OF)
Deutsche Bank AG                               Buy      7,680    1.71      12/20/16             -        (7,540)         (7,540)
                                                    ---------                        ------------  ------------  --------------
                                             Total      7,680                                   -        (7,540)         (7,540)
PHILIPPINES (REPUBLIC OF THE)
Barclays Bank plc                              Buy     21,570    1.00       3/20/17    (1,063,347)      981,503         (81,844)
                                                    ---------                        ------------  ------------  --------------
                                             Total     21,570                          (1,063,347)      981,503         (81,844)
REYNOLDS AMERICAN, INC.
Goldman Sachs International                   Sell     16,930    1.00      12/20/16       698,939      (711,693)        (12,754)
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,930                             698,939      (711,693)        (12,754)
SOUTHWEST AIRLINES CO.
Goldman Sachs International                    Buy     16,790    1.00      12/20/16      (743,724)      703,074         (40,650)
                                                    ---------                        ------------  ------------  --------------
                                             Total     16,790                           (743,724)       703,074         (40,650)

                 49 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

UNITED MEXICAN STATES
HSBC Bank USA NA                              Sell      3,010    1.00       3/20/17        79,715       (78,771)            944
                                                    ---------                        ------------  ------------  --------------
                                             Total      3,010                              79,715       (78,771)            944
WHIRLPOOL CORP.
Barclays Bank plc                              Buy     17,250    1.00      12/20/16    (1,260,638)    1,561,368         300,730
                                                    ---------                        ------------  ------------  --------------
                                             Total     17,250                          (1,260,638)    1,561,368         300,730
                                                                                     ------------  ------------  --------------
                                                                   Grand Total Buys     4,276,953    (3,768,920)        508,033
                                                                  Grand Total Sells     2,492,547    (3,574,902)     (1,082,355)
                                                                                     ------------  ------------  --------------
                                                         Total Credit Default Swaps  $  6,769,500  $ (7,343,822)  $    (574,322)
                                                                                     ============  ============  ==============

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                 TOTAL MAXIMUM POTENTIAL PAYMENTS FOR
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD        SELLING CREDIT PROTECTION                               REFERENCE ASSET
PROTECTION                                                (UNDISCOUNTED)                AMOUNT RECOVERABLE*    RATING RANGE**
----------------------------------------------   ------------------------------------   -------------------   ---------------
Investment Grade Single Name Corporate Debt                  $99,820,000                    $       -              A+ to BBB-
Investment Grade Sovereign Debt                               22,545,000                            -              AA- to BBB
Non-Investment Grade Sovereign Debt                           11,040,000                            -                     BB+
                                                            ------------                    ---------
Total                                                       $133,405,000                    $       -
                                                            ============                    =========

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                             NOTIONAL
INTEREST RATE/                AMOUNT                PAID BY             RECEIVED BY     TERMINATION
SWAP COUNTERPARTY            (000'S)                THE FUND             THE FUND           DATE           VALUE
------------------------    ---------        ---------------------   ----------------   -----------   ---------------
BZDI:
Citibank NA                    36,080  BRR                    BZDI             11.540%       1/2/14   $       338,350
Goldman Sachs Group,
Inc. (The)                     40,510  BRR                    BZDI             11.390        1/5/15           386,589
Goldman Sachs Group,
Inc. (The)                     32,350  BRR                    BZDI             11.520        1/2/14           321,459
Goldman Sachs Group,
Inc. (The)                     37,860  BRR                    BZDI             11.420        1/3/14           333,021
                            ---------                                                                 ---------------
Total                         146,800  BRR                                                                  1,379,419
MXN TIIE BANXICO:
Bank of America NA            428,300  MXN        MXN TIIE BANXICO              5.170      11/14/14          (228,169)
Bank of America NA            314,700  MXN        MXN TIIE BANXICO              5.130      11/19/14          (144,667)
Barclays Bank plc             125,900  MXN        MXN TIIE BANXICO              5.150      11/20/14           (53,202)
Credit Suisse
International                  49,800  MXN        MXN TIIE BANXICO              7.010       7/24/31          (341,701)

                 50 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Credit Suisse
International                 251,800  MXN        MXN TIIE BANXICO              5.120      11/19/14          (120,697)
Deutsche Bank AG              246,800  MXN        MXN TIIE BANXICO              5.120      11/19/14          (118,300)
Goldman Sachs Group,
Inc. (The)                     38,600  MXN        MXN TIIE BANXICO              7.000       7/24/31          (267,771)
Goldman Sachs Group,
Inc. (The)                    275,900  MXN        MXN TIIE BANXICO              5.000      11/14/14          (194,024)
Merrill Lynch & Co.,
Inc.                           63,500  MXN        MXN TIIE BANXICO              6.990       7/24/31          (445,305)
                            ---------                                                                 ---------------
Total                       1,795,300  MXN                                                                 (1,913,836)
SIX-MONTH AUD BBR BBSW
                                                                        Six-Month AUD
Westpac Banking Corp.          40,130  AUD                   4.990%          BBR BBSW       11/3/21        (1,357,249)
SIX-MONTH EUR EURIBOR:
Bank of America Merrill
Lynch                           1,800  EUR   Six-Month EUR EURIBOR              2.710       8/22/21            75,320
Bank of America NA              1,775  EUR   Six-Month EUR EURIBOR              1.945        9/8/16            26,945
Bank of America NA              5,440  EUR   Six-Month EUR EURIBOR              1.890       10/6/16            60,204
Barclays Bank plc              11,090  EUR   Six-Month EUR EURIBOR              2.580      11/22/17           207,970
Barclays Bank plc               8,600  EUR   Six-Month EUR EURIBOR              2.520      12/13/17           126,259
Deutsche Bank AG               18,155  EUR   Six-Month EUR EURIBOR              1.395       12/2/13            24,661
Goldman Sachs Group,
Inc. (The)                      1,505  EUR   Six-Month EUR EURIBOR              2.840      10/10/31            44,746
Goldman Sachs Group,
Inc. (The)                      6,625  EUR   Six-Month EUR EURIBOR              2.735      11/24/17            70,136
Goldman Sachs Group,
Inc. (The)                     14,525  EUR   Six-Month EUR EURIBOR              2.160       12/2/15           153,474
Goldman Sachs Group,
Inc. (The)                      1,785  EUR   Six-Month EUR EURIBOR              2.990       8/11/21           134,295
JPMorgan Chase Bank NA          7,215  EUR   Six-Month EUR EURIBOR              1.860       11/3/16            61,196
                            ---------                                                                 ---------------
Total                          78,515  EUR                                                                    985,206
SIX-MONTH PLZ WIBOR
WIBO:
                                                                       Six-Month PLZ
JPMorgan Chase Bank NA         40,970  PLZ                  4.575          WIBOR WIBO       8/23/16           116,037
                                                                        Six-Month PLZ
JPMorgan Chase Bank NA         40,970  PLZ                  4.590          WIBOR WIBO       8/23/16           108,152
                            ---------                                                                 ---------------
Total                          81,940  PLZ                                                                    224,189
THREE-MONTH CAD BA CDOR:

                 51 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Bank of America Merrill                                               Three-Month CAD
Lynch                          10,600  CAD                  1.183             BA CDOR       8/18/14            (6,785)
                                                                      Three-Month CAD
JPMorgan Chase Bank NA         14,385  CAD                  1.320             BA CDOR        8/8/14           (45,882)
                                                                      Three-Month CAD
JPMorgan Chase Bank NA         14,395  CAD                  1.585             BA CDOR        8/4/14          (121,707)
                            ---------                                                                 ---------------
Total                          39,380  CAD                                                                  (174,374)

THREE-MONTH NZD BBR FRA
                                                   Three-Month NZD
Barclays Bank plc              52,330  NZD                 BBR FRA              4.600       11/3/21         2,065,736
THREE-MONTH SEK STIBOR
SIDE
Goldman Sachs Group,                                                  Three-Month SEK
Inc. (The)                    273,690  SEK                  2.440         STIBOR SIDE       11/3/21          (555,786)
THREE-MONTH USD BBA
LIBOR
                                                   Three-Month USD
Barclays Bank plc              42,500                   BBA LIBOR              2.358       11/2/21         1,451,519
THREE-MONTH ZAR JIBAR
SAFEX:
                                                                      Three-Month ZAR
Barclays Bank plc             340,000  ZAR                  6.110         JIBAR SAFEX       12/8/14            37,703
                            ---------                                                                 ---------------
Total where Fund pays a
fixed rate                    340,000  ZAR                                                                     37,703
                            ---------                                                                 ---------------
Barclays Bank plc             130,500  ZAR         Three-Month ZAR              7.510       12/7/21
                                                       JIBAR SAFEX                                            (57,849)
                                                   Three-Month ZAR
Barclays Bank plc              49,800  ZAR             JIBAR SAFEX              7.480       8/17/21           (21,387)
Goldman Sachs Group,                               Three-Month ZAR
Inc. (The)                     50,500  ZAR             JIBAR SAFEX              7.480       8/17/21           (21,687)
                                                   Three-Month ZAR
HSBC Bank USA NA               49,800  ZAR             JIBAR SAFEX              7.470       8/17/21           (25,740)
                            ---------                                                                 ---------------
Total where Fund pays a
variable rate                280,600  ZAR                                                                    (126,663)
                            ---------                                                                 ---------------
Total                        620,600  ZAR                                                                     (88,960)
                                                                                                      ---------------
                                                                      Total Interest Rate Swaps       $     2,015,864
                                                                                                      ===============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD             Australian Dollar
BRR             Brazilian Real
CAD             Canadian Dollar
EUR             Euro
MXN             Mexican Nuevo Peso
NZD             New Zealand Dollar
PLZ             Polish Zloty
SEK             Swedish Krona
ZAR             South African Rand

Abbreviations/Definitions are as follows:

                 52 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

BA CDOR         Canada Bankers Acceptances Deposit Offering Rate
BANIXCO         Banco de Mexico
BBA LIBOR       British Bankers' Association London-Interbank Offered Rate
BBR BBSW        Bank Bill Swap Reference Rate (Australian Financial Market)
BBR FRA         Bank Bill Rate Forward Rate Agreement
BZDI            Brazil Interbank Deposit Rate
EURIBOR         Euro Interbank Offered Rate
JIBAR           South Africa Johannesburg Interbank Agreed Rate
SAFEX           South African Futures Exchange
STIBOR SIDE     Stockholm Interbank Offered Rate
TIIE            Interbank Equilibrium Interest Rate
WIBOR WIBO      Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                           NOTIONAL
REFERENCE ENTITY/                           AMOUNT                 PAID BY            RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                           (000'S)                THE FUND             THE FUND           DATE           VALUE
--------------------------------------    -----------         -----------------    -----------------    -----------    ------------
CONSUMER STAPLES SELECT SECTOR INDEX:
                                                                  One-Month USD
                                                              BBA LIBOR plus 15
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                of the Consumer      of the Consumer
                                                                 Staples Select       Staples Select
Morgan Stanley                            $     6,469              Sector Index         Sector Index         3/6/12    $   177,463
                                                                  One-Month USD
                                                              BBA LIBOR plus 15
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                of the Consumer      of the Consumer
                                                                 Staples Select       Staples Select
Morgan Stanley                                     34              Sector Index         Sector Index        9/14/12            754
                                                                                                                       -----------
                                                                                              Reference Entity Total       178,217
CUSTOM BASKET OF SECURITIES:
                                                                  One-Month CHF
                                                              BBA LIBOR plus 30
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Citibank NA                                     6,784  CHF           securities           securities        1/11/12         54,033
                                                                  One-Month SEK
                                                               STIBOR SIDE plus
                                                                30 basis points
                                                               and if negative,
                                                                   the absolute         If positive,
                                                                   value of the     the Total Return
                                                              Total Return of a          of a custom
                                                               custom basket of            basket of
Citibank NA                                    22,570  SEK           securities           securities        1/11/12         19,464

                 53 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                      One-Month
                                                                EURIBOR plus 30
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Citibank NA                                     8,938  EUR           securities           securities        1/11/12        131,849
                                                                  One-Month GBP
                                                              BBA LIBOR plus 30
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Citibank NA                                     6,425  GBP           securities           securities        1/11/12       (243,408)
                                                                  One-Month DKK
                                                              BBA LIBOR plus 30
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Citibank NA                                     3,689  DKK           securities           securities        1/11/12         39,817
                                                                  One-Month JPY
                                                              BBA LIBOR plus 53
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Citibank NA                                 1,966,998  JPY           securities           securities        4/16/12       (427,701)
                                                                  One-Month USD
                                                              BBA LIBOR plus 35
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Goldman Sachs Group, Inc. (The)                83,787                securities           securities        12/6/12      2,241,726
                                                                  One-Month GBP
                                                              BBA LIBOR plus 50
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                    of a custom          of a custom
                                                                      basket of            basket of
Morgan Stanley                                 16,192  GBP           securities           securities         1/1/12       (331,395)
                                                                                                                       -----------
                                                                                              Reference Entity Total     1,484,385
ENERGY SELECT SECTOR INDEX
                                                                  One-Month USD
                                                               BBA LIBOR plus 3
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                  of the Energy        of the Energy
                                                                  Select Sector        Select Sector
UBS AG                                          7,026                     Index                Index        12/6/12      (139,363)

                 54 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

INDUSTRIAL SELECT SECTOR INDEX
                                                                  One-Month USD
                                                              BBA LIBOR plus 15
                                                               basis points and
                                                               if negative, the         If positive,
                                                              absolute value of     the Total Return
                                                               the Total Return               of the
                                                              of the Industrial           Industrial
                                                                  Select Sector        Select Sector
UBS AG                                          6,451                     Index                Index         9/7/12        34,250
MSCI DAILY TR GROSS EAFE USD INDEX:
                                                                                       One-Month USD
                                                                                      BBA LIBOR plus
                                                                                     15 basis points
                                                                   If positive,     and if negative,
                                                               the Total Return     the Total Return
                                                               of the MSCI Daily         of the MSCI
                                                                 Gross EAFE USD     Daily Gross EAFE
Citibank NA                                     4,481                     Index            USD Index         1/9/12         38,290
                                                                                       One-Month USD
                                                                                      BBA LIBOR plus
                                                                                     15 basis points
                                                                   If positive,     and if negative,
                                                               the Total Return     the Total Return
                                                              of the MSCI Daily          of the MSCI
                                                                 Gross EAFE USD     Daily Gross EAFE
Citibank NA                                       740                     Index            USD Index         1/9/12          6,071
                                                                                       One-Month USD
                                                                                      BBA LIBOR plus
                                                                                     10 basis points
                                                                                    and if negative,
                                                                                        the absolute
                                                                   If positive,         value of the
                                                               the Total Return      Total Return of
                                                              of the MSCI Daily       the MSCI Daily
                                                                 Gross EAFE USD       Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 8,924                     Index                Index        7/10/12        218,989
                                                                                       One-Month USD
                                                                                      BBA LIBOR plus
                                                                                     20 basis points
                                                                                    and if negative,
                                                                                        the absolute
                                                               If positive, the         value of the
                                                                Total Return of      Total Return of
                                                                 the MSCI Daily       the MSCI Daily
                                                                 Gross EAFE USD       Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 5,574                     Index                Index        5/10/12         81,376
                                                                                       One-Month USD
                                                                                      BBA LIBOR plus
                                                                                     28 basis points
                                                                                    and if negative,
                                                                                        the absolute
                                                                   If positive,         value of the
                                                               the Total Return      Total Return of
                                                              of the MSCI Daily       the MSCI Daily
                                                                 Gross EAFE USD       Gross EAFE USD
Goldman Sachs Group, Inc. (The)                11,196                     Index                Index         9/7/12        210,047
                                                                                       One-Month USD
                                                                                     BBA LIBOR minus
                                                                                     20 basis points
                                                                                    and if negative,
                                                                                        the absolute
                                                                   If positive,         value of the
                                                               the Total Return      Total Return of
                                                              of the MSCI Daily       the MSCI Daily
                                                                 Gross EAFE USD       Gross EAFE USD
Morgan Stanley                                  8,215                     Index                Index       10/15/12        164,130

                 55 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                                       One-Month USD
                                                                                     BBA LIBOR minus
                                                                                     10 basis points
                                                                                    and if negative,
                                                                                        the absolute
                                                                   If positive,         value of the
                                                               the Total Return      Total Return of
                                                              of the MSCI Daily       the MSCI Daily
                                                                 Gross EAFE USD       Gross EAFE USD
UBS AG                                         12,015                     Index                Index        10/9/12        165,237
                                                                                                                       -----------
                                                                                              Reference Entity Total       884,140
MSCI DAILY TR GROSS EUROPE EURO INDEX:
                                                                                       One-Month EUR
                                                                                    EURIBOR minus 20
                                                                                    basis points and
                                                                                    if negative, the
                                                                   If positive,       absolute value
                                                               the Total Return         of the Total
                                                              of the MSCI Daily        Return of the
                                                              Gross Europe Euro     MSCI Daily Gross
Citibank NA                                     1,241  EUR                Index    Europe Euro Index         1/6/12         (20,401)
                                                                                       One-Month EUR
                                                                                      EURIBOR and if
                                                                                       negative, the
                                                                   If positive,       absolute value
                                                               the Total Return         of the Total
                                                              of the MSCI Daily        Return of the
                                                              Gross Europe Euro     MSCI Daily Gross
Goldman Sachs Group, Inc. (The)                18,979  EUR                Index    Europe Euro Index        1/12/12        (386,700)
                                                                                       One-Month EUR
                                                                                      EURIBOR and if
                                                                   If positive,        negative, the
                                                               the Total Return      Total Return of
                                                              of the MSCI Daily       the MSCI Daily
                                                              Gross Europe Euro         Gross Europe
Goldman Sachs Group, Inc. (The)                 1,519  EUR                Index           Euro Index        1/12/12        (33,536)
                                                                                                                       -----------
                                                                                              Reference Entity Total      (440,637)
MSCI DAILY TR NET EMERGING MARKETS USD
INDEX
                                                                                       One-Month USD
                                                                                      BBA LIBOR plus
                                                                                     20 basis points
                                                                                    and if negative,
                                                                                        the absolute
                                                                   If positive,         value of the
                                                               the Total Return      Total Return of
                                                              of the MSCI Daily       the MSCI Daily
                                                                   Net Emerging         Net Emerging
Goldman Sachs Group, Inc. (The)                21,130         Markets USD Index    Markets USD Index       12/13/12      1,056,842
MSCI DAILY TR NET FRANCE USD INDEX:
                                                                  One-Month USD
                                                                BBA LIBOR minus
                                                                65 basis points
                                                               and if negative,         If positive,
                                                                   the absolute     the Total Return
                                                              value of the MSCI          of the MSCI
                                                               Daily Net France     Daily Net France
Goldman Sachs Group, Inc. (The)                 7,590                 USD Index            USD Index         7/6/12       (138,773)

                 56 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                  One-Month USD
                                                                BBA LIBOR minus
                                                                65 basis points
                                                                         and if
                                                                  negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                              of the MSCI Daily          of the MSCI
                                                                 Net France USD     Daily Net France
Goldman Sachs Group, Inc. (The)                 1,108                     Index            USD Index         7/6/12        (30,721)
                                                                  One-Month USD
                                                                BBA LIBOR minus
                                                                65 basis points
                                                               and if negative,
                                                                   the absolute
                                                                   value of the         If positive,
                                                                Total Return of     the Total Return
                                                                 the MSCI Daily          of the MSCI
                                                                 Net France USD     Daily Net France
Goldman Sachs Group, Inc. (The)                   711                     Index            USD Index         7/6/12        (16,063)
                                                                  One-Month USD
                                                                BBA LIBOR minus
                                                                65 basis points
                                                               and if negative,
                                                                   the absolute
                                                                   value of the         If positive,
                                                                Total Return of     the Total Return
                                                                 the MSCI Daily          of the MSCI
                                                                 Net France USD     Daily Net France
Goldman Sachs Group, Inc. (The)                   726                     Index            USD Index         7/6/12        (15,010)
                                                                                                                       -----------
                                                                                              Reference Entity Total      (200,567)
MSCI DAILY TR NET GERMANY USD INDEX
                                                                  One-Month USD
                                                                BBA LIBOR minus
                                                                10 basis points
                                                               and if negative,
                                                                   the absolute
                                                                   value of the         If positive,
                                                                Total Return of     the Total Return
                                                                 the MSCI Daily          of the MSCI
                                                                Net Germany USD            Daily Net
Morgan Stanley                                  8,327                     Index    Germany USD Index        12/6/12       (478,630)
MSCI DAILY TR NET HONG KONG USD INDEX
                                                                  One-Month USD
                                                              BBA LIBOR plus 30
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                              of the MSCI Daily          of the MSCI
                                                              Net Hong Kong USD       Daily Net Hong
UBS AG                                          7,052                     Index       Kong USD Index        10/9/12       (160,810)
MSCI DAILY TR NET ITALY USD INDEX
                                                                  One-Month USD
                                                                BBA LIBOR minus
                                                                20 basis points
                                                               and if negative,
                                                                   the absolute
                                                                   value of the         If positive,
                                                                Total Return of     the Total Return
                                                                 the MSCI Daily          of the MSCI
                                                                  Net Italy USD      Daily Net Italy
Morgan Stanley                                  8,386                     Index            USD Index        12/6/12       (367,796)
MSCI DAILY TR NET SPAIN USD INDEX:

                 57 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                                  One-Month USD
                                                              BBA LIBOR minus 2
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                              of the MSCI Daily          of the MSCI
                                                                  Net Spain USD      Daily Net Spain
Morgan Stanley                                    625                     Index            USD Index        9/12/12        (20,011)
                                                                  One-Month USD
                                                              BBA LIBOR minus 2
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                              of the MSCI Daily          of the MSCI
                                                                  Net Spain USD      Daily Net Spain
Morgan Stanley                                  8,788                     Index            USD Index        9/12/12       (247,228)
                                                                                                                       -----------
                                                                                              Reference Entity Total      (267,239)
S&P 400 MIDCAP INDEX
                                                                  One-Month USD
                                                              BBA LIBOR minus 6
                                                               basis points and
                                                               if negative, the
                                                              absolute value of         If positive,
                                                               the Total Return     the Total Return
                                                                 of the S&P 400       of the S&P 400
BNP Paribas                                    21,144              Midcap Index         Midcap Index        12/6/12       (138,529)
                                                                                                                       -----------
                                                                                         Total of Total Return Swaps   $ 1,444,263
                                                                                                                       ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF             Swiss Franc
DKK             Danish Krone
EUR             Euro
GBP             British Pound Sterling
JPY             Japanese Yen
SEK             Swedish Krona

Abbreviations are as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate
EAFE            Europe, Australasia, Far East
EURIBOR         Euro Interbank Offered Rate
MSCI            Morgan Stanley Capital International
S&P             Standard & Poor's
STIBOR SIDE     Stockholm Interbank Offered Rate
TR              Total Return

CURRENCY SWAPS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                           NOTIONAL
REFERENCE ENTITY/                           AMOUNT                 PAID BY            RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                           (000'S)                THE FUND             THE FUND           DATE          VALUE
--------------------------------------    -----------         -----------------    -----------------    -----------    ----------
SIX-MONTH EUR EURIBOR
                                                                  Six-Month EUR
                                                                EURIBOR plus 80
                                                                basis points on          2.950% on
Credit Suisse International               $   4,105               3,149,214 EUR      4,105,000 USD        10/15/17     $  (2,140)

                 58 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Abbreviations/Definitions are as follows:

EUR           Euro
EURIBOR       Euro Interbank Offered Rate

VOLATILITY SWAPS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                  NOTIONAL
REFERENCE ENTITY/                  AMOUNT                  PAID BY         RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                  (000'S)                THE FUND          THE FUND          DATE          VALUE
-------------------------------   --------        ----------------------   -----------    -----------   ------------
AUD/CAD SPOT EXCHANGE RATE

                                                            The Historic
                                                   Volatility of the mid
                                                   AUD/CAD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         47  AUD          12/29/11-2/1/12         8.750%        2/3/12   $    (50,653)
AUD/NZD SPOT EXCHANGE RATE
                                                            The Historic
                                                   Volatility of the mid
                                                   AUD/NZD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         46  AUD          12/30/11-2/2/12         6.300         2/6/12        (36,013)
EUR/CAD SPOT EXCHANGE RATE
                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/CAD spot exchange
                                                  rate during the period
Credit Suisse International             36  EUR         12/27/11-1/26/12         8.200        1/30/12        (45,487)
EUR/JPY SPOT EXCHANGE RATE:
                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/JPY spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         35  EUR           12/6/11-1/5/12        14.250         1/9/12        216,117
                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/JPY spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         35  EUR           12/5/11-1/5/12        14.250         1/9/12        210,257
                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/JPY spot exchange
                                                  rate during the period
JPMorgan Chase Bank NA                  35  EUR           12/7/11-1/5/12        14.300        1/10/12        210,323
                                                                                                        ------------
                                                                               Reference Entity Total        636,697
EUR/USD SPOT EXCHANGE RATE:
                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/USD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         47               12/8/11-1/10/12        14.650        1/12/12        180,269
                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/USD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         47                12/1/11-1/3/12        14.550        1/15/12        238,894

                 59 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                                            The Historic
                                                   Volatility of the mid
                                                   EUR/USD spot exchange
                                                  rate during the period
JPMorgan Chase Bank NA                  47               12/9/11-1/11/12        14.400        1/13/12        145,336
                                                                                                        ------------
                                                                               Reference Entity Total        564,499
GBP/CAD SPOT EXCHANGE RATE:
                                                            The Historic
                                                   Volatility of the mid
                                                   GBP/CAD spot exchange
                                                  rate during the period
Credit Suisse International             31  GBP         12/14/11-1/13/12         9.700        1/17/12         55,966
                                                            The Historic
                                                   Volatility of the mid
                                                   GBP/CAD spot exchange
                                                  rate during the period
Deutsche Bank AG                        30  GBP         12/20/11-1/19/12         8.500        1/23/12       (46,296)
                                                            The Historic
                                                   Volatility of the mid
                                                   GBP/CAD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         30  GBP         12/13/11-1/13/12         9.050        1/17/12         41,613
                                                            The Historic
                                                   Volatility of the mid
                                                   GBP/CAD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         30  GBP         12/21/11-1/19/12         7.450        1/23/12       (86,581)
                                                            The Historic
                                                   Volatility of the mid
                                                   GBP/CAD spot exchange
                                                  rate during the period
JPMorgan Chase Bank NA                  30  GBP         12/19/11-1/19/12         7.700        1/23/12       (63,074)
                                                            The Historic
                                                   Volatility of the mid
                                                   GBP/CAD spot exchange
                                                  rate during the period
JPMorgan Chase Bank NA                  30  GBP         12/15/11-1/17/12         8.800        1/19/12          6,087
                                                                                                        ------------
                                                                               Reference Entity Total        (92,285)
NZD/CAD SPOT EXCHANGE RATE
                                                            The Historic
                                                   Volatility of the mid
                                                   NZD/CAD spot exchange
                                                  rate during the period
Goldman Sachs Group, Inc. (The)         62  NZD         12/12/11-1/13/12         9.500        1/17/12         (2,380)
                                                                                                        ------------
                                                                               Total Volatility Swaps   $    974,378
                                                                                                        ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                Australian Dollar
CAD                Canadian Dollar
EUR                Euro
GBP                British Pound Sterling

                60 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

JPY                Japanese Yen
NZD                New Zealand Dollar

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF DECEMBER 30, 2011 IS AS FOLLOWS:

                                                                          NOTIONAL
                                              SWAP TYPE FROM               AMOUNT
SWAP COUNTERPARTY                            FUND PERSPECTIVE             (000'S)             VALUE
--------------------------------------- ------------------------------   ---------        --------------
Bank of America Merrill Lynch:
                                        Interest Rate                       10,600  CAD   $       (6,785)
                                        Interest Rate                        1,800  EUR           75,320
                                                                                         ---------------
                                                                                                  68,535
Bank of America NA:
                                        Credit Default Buy Protection       40,265            (3,479,066)
                                        Interest Rate                        7,215  EUR           87,149
                                        Interest Rate                      743,000  MXN         (372,836)
                                                                                         ---------------
                                                                                              (3,764,753)
Barclays Bank plc:
                                        Credit Default Buy Protection       78,295              (867,936)
                                        Credit Default Sell Protection      14,190              (420,954)
                                        Interest Rate                       19,690  EUR          334,229
                                        Interest Rate                      125,900  MXN          (53,202)
                                        Interest Rate                       52,330  NZD        2,065,736
                                        Interest Rate                       42,500             1,451,519
                                        Interest Rate                      520,300  ZAR          (41,533)
                                                                                         ---------------
                                                                                               2,467,859
BNP Paribas                             Total Return                        21,144              (138,529)
Citibank NA:
                                        Credit Default Sell Protection      16,790               520,341
                                        Interest Rate                       36,080  BRR          338,350
                                        Total Return                         6,784  CHF           54,033
                                        Total Return                         3,689  DKK           39,817
                                        Total Return                        10,179  EUR          111,448
                                        Total Return                         6,425  GBP         (243,408)
                                        Total Return                     1,966,998  JPY         (427,701)
                                        Total Return                        22,570  SEK           19,464
                                        Total Return                         5,221                44,361
                                                                                         ---------------
                                                                                                 456,705
Credit Suisse International:
                                        Credit Default Buy Protection       33,580               391,870
                                        Currency                             4,105                (2,140)
                                        Interest Rate                      301,600  MXN         (462,398)
                                        Volatility                              36  EUR          (45,487)
                                        Volatility                              31  GBP           55,966
                                                                                         ---------------
                                                                                                 (62,189)
Deutsche Bank AG:
                                        Credit Default Buy Protection       24,610              (516,862)

                61 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

                                        Credit Default Sell Protection      33,720             1,254,449
                                        Interest Rate                       18,155  EUR           24,661
                                        Interest Rate                      246,800  MXN         (118,300)
                                        Volatility                              30  GBP          (46,296)
                                                                                         ---------------
                                                                                                 597,652
Goldman Sachs Group, Inc. (The):
                                        Interest Rate                      110,720  BRR        1,041,069
                                        Interest Rate                       24,440  EUR          402,651
                                        Interest Rate                      314,500  MXN         (461,795)
                                        Interest Rate                      273,690  SEK         (555,786)
                                        Interest Rate                       50,500  ZAR          (21,687)
                                        Total Return                        20,498  EUR         (420,236)
                                        Total Return                       140,746             3,608,413
                                        Volatility                              93  AUD          (86,666)
                                        Volatility                              70  EUR          426,374
                                        Volatility                              60  GBP          (44,968)
                                        Volatility                              62  NZD           (2,380)
                                        Volatility                              94               419,163
                                                                                         ---------------
                                                                                               4,304,152
Goldman Sachs International:
                                        Credit Default Buy Protection       16,790               703,074
                                        Credit Default Sell Protection      16,930              (711,693)
                                                                                         ---------------
                                                                                                  (8,619)
HSBC Bank USA NA:
                                        Credit Default Sell Protection      14,050            (2,557,467)
                                        Interest Rate                       49,800  ZAR          (25,740)
                                                                                         ---------------
                                                                                              (2,583,207)
JPMorgan Chase Bank NA:
                                        Credit Default Sell Protection       5,345               (94,878)
                                        Interest Rate                       28,780  CAD         (167,589)
                                        Interest Rate                        7,215  EUR           61,196
                                        Interest Rate                       81,940  PLZ          224,189
                                        Volatility                              35  EUR          210,323
                                        Volatility                              60  GBP          (56,987)
                                        Volatility                              47               145,336
                                                                                         ---------------
                                                                                                 321,590
Merrill Lynch & Co., Inc.               Interest Rate                       63,500  MXN         (445,305)
Morgan Stanley:
                                        Total Return                        16,192  GBP         (331,395)
                                        Total Return                        40,844              (771,318)
                                                                                         ---------------
                                                                                              (1,102,713)
Morgan Stanley Capital Services, Inc.   Credit Default Sell Protection      15,590              (678,306)
UBS AG:
                                        Credit Default Sell Protection      16,790              (886,394)
                                        Total Return                        32,544              (100,686)
                                                                                         ---------------
                                                                                                (987,080)
Westpac Banking Corp.                   Interest Rate                       40,130  AUD       (1,357,249)
                                                                                         ---------------
                                                                            Total Swaps  $    (2,911,457)
                                                                                         ===============

                62 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD           Australian Dollar
BRR           Brazilian Real
CAD           Canadian Dollar
CHF           Swiss Franc
DKK           Danish Krone
EUR           Euro
GBP           British Pound Sterling
JPY           Japanese Yen
MXN           Mexican Nuevo Peso
NZD           New Zealand Dollar
PLZ           Polish Zloty
SEK           Swedish Krona
ZAR           South African Rand

AS OF DECEMBER 30, 2011, THE FUND HAD ENTERED INTO THE FOLLOWING WRITTEN SWAPTION CONTRACTS:

                                                     NOTIONAL                                                         UNREALIZED
REFERENCE                     UNDERLYING SWAP TYPE    AMOUNT      STRIKE    EXPIRATION    PREMIUM                    APPRECIATION
ENTITY                       FROM FUND PERSPECTIVE    (000'S)   PRICE/RATE     DATE       RECEIVED        VALUE     (DEPRECIATION)
--------------------------  -----------------------  ---------  ----------  ----------  ------------  ------------- --------------
Bank of America NA;
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.4375%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 5/24/24   Interest Rate Pay Fixed  $ 227,200    2.4375%      5/22/12  $  7,861,120  $  (7,942,127) $    (81,007)
Bank of America NA;
Interest Rate Swaption
(European); Swap Terms;
Paid: 2.315%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 5/31/22   Interest Rate Pay Fixed    160,400     2.315       5/29/12     4,643,580     (5,221,028)     (577,448)
Goldman Sachs Group, Inc.
(The), Interest Rate
Swaption (European); Swap
Terms; Paid: 2.465%;
Received: Three-Month USD
BBA LIBOR; Termination
Date: 5/24/24               Interest Rate Pay Fixed    227,200     2.465       5/22/12     7,952,000     (8,439,588)     (487,588)
Goldman Sachs Group, Inc.
(The); Interest Rate
Swaption (European); Swap
Terms; Paid: Three-Month
USD BBA LIBOR; Received:
1.225%; Termination Date:     Interest Rate Receive
11/23/15                                      Fixed    465,900     1.225      11/21/12     3,905,507     (2,358,235)    1,547,272
UBS AG; Interest Rate
Swaption (European); Swap
Terms; Paid: Three-Month
USD BBA LIBOR Received:
3.215%; Termination Date:     Interest Rate Receive
12/4/22                                       Fixed    361,350     3.215      11/30/12     6,287,490     (4,371,863)    1,915,627
                                                                                        ------------  -------------  ------------
                                                                                        $ 30,649,697  $ (28,332,841) $  2,316,856
                                                                                        ============  =============  ============

                63 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

                  64 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED DELIVERY
                                 BASIS TRANSACTIONS
                          -------------------------------
Purchased securities      $                   357,853,711
Sold securities                                 8,450,072

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases

                  65 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost                                $130,685,241
Market Value                        $ 21,226,340
Market Value as a % of Net Assets           0.25%

INVESTMENT IN OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), and exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's

                  66 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

                  67 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of December 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $86,126,686, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $21,000,479 as of December 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of December 30, 2011 the Fund has required certain counterparties to post collateral of $19,541,183.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of December 30, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $29,590,213, for which the Fund has posted collateral of $23,333,748. If a contingent feature would have been triggered as of December 30, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or

                  68 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,624,450,518 and $1,787,298,118, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

                  69 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $1,383,283,971 and $1,153,823,527 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $28,031,912 and $5,164,798 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and

                  70 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $2,850,130 and $4,261,880 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 30, 2011 was as follows:

                                             CALL OPTIONS                          PUT OPTIONS
                                   ---------------------------------    --------------------------------
                                      NUMBER OF         AMOUNT OF          NUMBER OF         AMOUNT OF
                                      CONTRACTS          PREMIUMS          CONTRACTS          PREMIUMS
                                   ---------------    --------------    --------------     -------------
Options outstanding as of
September 30, 2011                   5,987,346,351    $    1,744,360     11,143,090,933    $   4,723,086
Options written                    434,261,270,786        15,555,337    502,461,285,736       14,870,537
Options closed or expired           (1,775,210,867)       (8,419,000)      (812,529,265)     (12,130,334)
Options exercised                     (605,470,000)       (1,378,016)    (5,703,955,000)      (1,980,941)
                                   ---------------    --------------    ---------------    -------------
Options outstanding as of
December 30, 2011                  437,867,936,270    $    7,502,681    507,087,892,404    $   5,482,348
                                   ===============    ==============    ===============    =============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

                  71 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $243,521,250 and $137,901,250 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $188,674,243 and $524,863,090 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

                  72 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $257,059,337 and $104,589,482 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $1,026,250 on currency swaps.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

                  73 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $280,680 and $555,498 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and/or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

                  74 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $5,464,354 and $13,099,453 on purchased and written swaptions, respectively.

Written swaption activity for the period ended December 30, 2011 was as follows:

                                               CALL SWAPTIONS
                                    --------------------------------------
                                         NOTIONAL            AMOUNT OF
                                          AMOUNT              PREMIUMS
                                    -------------------    ---------------
Swaptions outstanding as of
September 30, 2011                  $        18,780,000    $       231,182
Swaptions written                         1,442,050,000         30,649,697
Swaptions closed or expired                 (18,780,000)          (231,182)
                                    -------------------    ---------------
Swaptions outstanding as of
December 30, 2011                   $     1,442,050,000    $    30,649,697
                                    ===================    ===============

RESTRICTED SECURITIES

As of December 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $       9,247,769,621
Federal tax cost of other investments                1,214,263,135
                                             ---------------------
Total federal tax cost                       $      10,462,032,756
                                             =====================
Gross unrealized appreciation                $         213,439,062
Gross unrealized depreciation                         (767,361,342)
                                             ---------------------
Net unrealized depreciation                  $        (553,922,280)
                                             =====================

                  75 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

ITEM  2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund

By:   /s/ William F. Glavin, Jr.
      -----------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      -----------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 2/9/2012

By:   /s/ Brian W. Wixted
      -----------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 2/9/2012